Registration Nos. 333-84639
                                                           811-9521
                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                ___

                 Pre-Effective Amendment No. ____           ___
                  Post-Effective Amendment No. 5             X
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            ___

                         Amendment No. 7                     X

                 (Check appropriate box or boxes)

                        MANAGERS AMG FUNDS
        -------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
          ----------------------------------------------
             (Address of Principal Executive Offices)

                      Philip H. Newman, Esq.
                    Elizabeth Shea Fries, Esq.
                   Goodwin, Procter & Hoar LLP
                          Exchange Place
                      Boston, MA 02109-2881
---------------------------------------------------------
             (Name and Address of Agent for Service)

      As soon as practicable after the effective date of this
                      Registration Statement
--------------------------------------------------------------
          (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

X   Immediately upon filing pursuant to         ___ On (date) pursuant to
    paragraph (b)                                   paragraph (b)
___ 60 days after filing pursuant to            ___ On (date) pursuant to
    paragraph (a)(1)                                 paragraph (a)(1)
___ 75 days after filing pursuant to            ___ On (date) pursuant to
    paragraph (a)(2) of Rule 485                    paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       MANAGERS AMG FUNDS

             FIRST QUADRANT TAX-MANAGED    EQUITY     FUND



                           PROSPECTUS


                     DATED    NOVEMBER 14, 2000


     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                        TABLE OF CONTENTS

                                                             Page
KEY INFORMATION ABOUT THE FIRST QUADRANT TAX-MANAGED    EQUITY
     FUND                                                       1
     Summary of the Goals, Principal Strategies and
     Principal Risk Factors of the Fund                         1

   PERFORMANCE SUMMARY                                          3

FEES AND EXPENSES OF THE FUND                                   3
     Fees and Expenses                                          3
     Example                                                    3

FIRST QUADRANT TAX-MANAGED    EQUITY     FUND                   4
     Objective                                                  4
     Principal Investment Strategies                            4
     Additional Practices and Risks                             5
     Should You Invest in this Fund?                            5

MANAGERS AMG FUNDS                                              5

YOUR ACCOUNT                                                    6
     Minimum Investments in the Fund                            6

HOW TO PURCHASE SHARES                                          8

DISTRIBUTION   PLAN                                             8

HOW TO SELL SHARES                                              9

INVESTOR SERVICES                                               9

THE FUND AND ITS POLICIES                                      10

ACCOUNT STATEMENTS                                             10

DIVIDENDS AND DISTRIBUTIONS                                    11

TAX INFORMATION                                                11


KEY INFORMATION ABOUT THE FIRST QUADRANT TAX-MANAGED    EQUITY     FUND

     This Prospectus contains important information for anyone
interested in investing in the FIRST QUADRANT TAX-MANAGED   EQUITY
FUND (the "Fund"), a series of MANAGERS AMG FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUND

     The following is a summary of the goals, principal strategies and principal risk factors of the Fund.

        GOALS          PRINCIPAL STRATEGIES       PRINCIPAL RISK
                                            	  FACTORS
        -----          --------------------       ---------------

The Fund seeks to     Invests in a diversified          Market Risk
achieve superior      long-portfolio of U.S. equity     Management Risk
term after-tax        securities that reflects          Tax-Management
returns               the industry, earnings            Risk
                      growth, valuation and
                      similar characteristics
                      of the Russell 3000
                      Index; ordinarily invests
                      in 150 to 400 stocks

                         Uses quantitative models
                      that analyze top-down
                      (market and economic)
                      conditions and bottom-up
                      (company specific) data
                      to enhance long-term
                      returns through the stock
                      selection process

                      Applies a variety of tax-
                      sensitive investment
                      techniques designed to
                      minimize taxable income
                      and realized capital
                      gains for shareholders,
                      such as investing in
                      stocks that pay below
                      average dividends,
                      employing a buy-and-hold
                      strategy and realizing
                      losses to offset realized
                      gains


     All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

MARKET RISK
     The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments is also likely to decrease in value.
The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK
     The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to
underperform other funds with similar objectives.   The success of
the Fund's investment strategy depends significantly on the skill of First Quadrant, L.P. ("First Quadrant") in assessing the
potential of the securities in which the Fund invests.    First
Quadrant will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

TAX-MANAGEMENT RISK
     First Quadrant applies a variety of tax-management investment strategies designed to minimize taxable income and capital gains for shareholders. Notwithstanding the use of these strategies, the Fund may have taxable income and may realize
taxable capital gains.       The ability of the Fund to avoid
realizing taxable gains may be affected by the timing of cash flows into and out of the Fund attributable to the payment of expenses and daily net sales and redemptions. In addition, investors purchasing shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets.

                       PERFORMANCE SUMMARY

     Because the Fund has not completed a full calendar year's operations, performance information is not included in this Prospectus.


                  FEES AND EXPENSES OF THE FUND

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
IF YOU BUY AND HOLD SHARES OF THE FUND.

FEES AND EXPENSES


     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of the offering price)                  None
Maximum Deferred Sales Charge (Load)                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     and Other Distributions                                  None
Maximum Account Fee                                           None

	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fee                                         0.85%
Distribution (12b-1) Fees1                             0.00%
Other Expenses2                                        0.44%
                                                       -----
Total Annual Fund Operating Expenses                   1.29%
Fee Waiver and Reimbursement3                         (0.29%)
                                                       -----
Net Annual Fund Operating Expenses                     1.00%
                                                       =====

     1 Although the Fund is subject to a Rule 12b-1 Plan of Distribution that permits payments of up to 0.25% of the Fund's average daily net assets, no payments have been authorized under the plan to date and no payments are expected to be authorized during the first year of operation.

     2 Because the Fund   is new    , the "Other Expenses" of the Fund
are based on annualized projected expenses and average net assets
for the fiscal year ending   October 31,    2001.

                         4

     3 The Managers Funds LLC and First Quadrant have
contractually agreed, for a period of not less than   eighteen (18)
months, to limit Net Annual Fund Operating Expenses to   1.00%
subject to later reimbursement by the Fund in certain circumstances. See "Managers AMG Funds."

EXAMPLE
     The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be+:

		1 YEAR   	3 YEARS
            ------      -------
            $102       	   $155

     +The Example reflects the impact of the Fund's contractual
expense limitation for the initial   eighteen (18)    month period
covered by the Example.

     The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

             FIRST QUADRANT TAX-MANAGED   EQUITY    FUND

OBJECTIVE
     The Fund seeks to achieve superior long-term after-tax
returns for investors       .

PRINCIPAL INVESTMENT STRATEGIES
     First Quadrant will pursue the Fund's objective by   investing
in a diversified portfolio    of   U.S. equity securities    that
reflects the characteristics of the Russell 3000 Index (the "Benchmark") in terms of industry, earnings growth, valuation and
similar measurements.   The Benchmark measures the performance of
the 3,000    largest U.S. companies based on total market
capitalization, which represents       98% of the investable U.S.
equity market.   As of June 30, 2000, the Benchmark had a total
market capitalization range of approximately $178 million to $520 billion. The number of stocks in which the Fund invests will vary depending on market conditions and the size of the Fund.
The Fund is expected to invest in approximately 150 to 400 stocks.

     First Quadrant will use a proprietary quantitative analytical model to construct the Fund's portfolio to reflect the characteristics of the Benchmark and will combine a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis will consist of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant will modify the industry weightings in the Fund's portfolio relative to the Benchmark based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the Benchmark by more than 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund's exposure (relative to the Benchmark) to specific securities within an industry. Individual stocks will be selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

     First Quadrant will manage the Fund's portfolio to   minimize
taxable distributions to shareholders.    First Quadrant will apply
a variety of tax-sensitive investment techniques,       including the
following:

     *   Investing in stocks that pay below-average dividends;

     *   Employing a buy-and-hold strategy that will avoid realizing
         short-term   capital    gains and defer as long as possible the
         realization of long-term   capital    gains; and

     *      Realizing    losses on specific securities or specific tax lots
         of securities to offset realized gains.

     The Fund can be expected to distribute       a smaller percentage
of its returns each year than other equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

ADDITIONAL PRACTICES AND RISKS

     For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

     The Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Fund may use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs. There is a risk that a derivative may not perform as expected, thereby causing a loss for the Fund or amplifying a gain or loss for the Fund. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

SHOULD YOU INVEST IN THIS FUND?

    This Fund MAY be suitable if you:

     *       Are seeking exposure to equity markets

     * Are seeking an equity portfolio which minimizes the impact of taxes

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *    Have an investment time horizon of five years or more

     This Fund MAY NOT be suitable if you:

     *    Are seeking stability of principal

     *    Are not required to pay taxes

     *    Are investing with a shorter time horizon in mind

     *    Are uncomfortable with stock market risk

     *    Are seeking current income
----------------------------------------------------------------
          WHAT ARE YOU INVESTING IN?  You are buying shares of
          a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.
----------------------------------------------------------------

                       MANAGERS AMG FUNDS

     Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies.  First Quadrant Tax-
Managed   Equity    Fund is one of   the    funds       in the fund family.

     The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration and distribution. The Investment Manager also monitors the performance, security holdings and investment strategies of First Quadrant, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family.

     First Quadrant has day-to-day responsibility for managing
the Fund's portfolio.  First Quadrant is located at 800 E.
Colorado Boulevard, Suite 900, Pasadena, California, 91101.
Affiliated Managers Group, Inc. indirectly owns a majority
interest in First Quadrant.  As of   September 30,    2000, First
Quadrant had assets under management of   $22    billion.  Robert D.
Arnott and Christopher G. Luck are the lead portfolio managers for the Fund. Mr. Arnott is the Managing Partner of First
Quadrant, a position he has held since March 1996, and previously was the Chief Executive Officer of its predecessor, First
Quadrant Corporation, since   January 1994.     Mr. Luck is a Partner
of First Quadrant and Director of       Equity          Portfolio Management,
    positions he has held since March 1996, and previously was the
   Director of Equity Management    of its predecessor, First Quadrant
Corporation, since   September 1995.

     The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of
   0.85%    of the average daily net assets of the Fund.  The
Investment Manager, in turn, pays First Quadrant   0.85%    of the
average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services.

     The Investment Manager has contractually agreed, for a
period of not less than   eighteen (18)    months, to waive fees and
pay or reimburse the Fund to the extent total expenses of the
Fund exceed   1.00%    of the Fund's average daily net assets.  The
Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in
any such future year to exceed   1.00%    of the Fund's average daily
net assets.


                          YOUR ACCOUNT

     As an investor, you pay no sales charges to invest in the Fund and you pay no charges to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

     The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND
     Cash investments in the Fund must be in U.S. Dollars.
Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     Subject to approval by the Investment Manager and First Quadrant, you may be permitted to purchase shares of the Fund by means of an in-kind contribution of securities, which will be valued in accordance with the Fund's pricing procedures. As with a cash purchase of shares, an in-kind contribution will also be subject to the Fund's minimum investment requirements.

     The following provides the minimum initial and additional investments in the Fund:


                              INITIAL             	ADDITIONAL
                             INVESTMENT               INVESTMENT
                             ----------               -----------
Regular accounts                $5,000        		   $1,000
Traditional IRA                 $5,000                   $1,000
Roth IRA                        $5,000                   $1,000

     The Fund or the underwriter may, in their discretion, waive the minimum and initial investment amounts at any time.
-----------------------------------------------------------------
A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.
-----------------------------------------------------------------

                     HOW TO PURCHASE SHARES

                       INITIAL PURCHASE    ADDITIONAL PURCHASES
                      -----------------   ---------------------
THROUGH YOUR          Contact your  	  Send  any additional
INVESTMENT ADVISOR    investment advisor    monies    to    your
                      or  other investment  investment
                      professional.         professional at  the
                                            address appearing on
                                            your         account
                                            statement.



ALL SHAREHOLDERS:    Complete the account
                     application.
*BY MAIL                                    Write  a  letter  of
                     Mail the application   instruction  and   a
                     and  a check payable   check   payable   to
                     to    Managers   AMG   Managers  AMG  Funds
                     Funds to:              to:
                     Managers AMG Funds     Managers AMG Funds
                     c/o Boston Financial   c/o Boston Financial
                     Data Services, Inc.    Data Services, Inc.
                     P.O. Box 8517          P.O. Box 8517
                     Boston,  MA   02266-   Boston,  MA   02266-
                     8517                   8517
                                            Include your account
                                            #  and Fund name  on
                                            your check.

*BY TELEPHONE        Not available          If your account has
                                            already been
                                            established, call
                                            the Transfer Agent
                                            at (800) 252-0682.
                                              The minimum
                                           additional
                                           investment is
                                           $1,000.

*BY INTERNET         Not available         If your account has
                                           already been
                                           established, see our
                                           website at
                                           http://www.managersa
                                           mg.com.  The minimum
                                           additional
                                           investment is
                                           $1,000.

     FOR BANK WIRES:  Please call and notify the Fund at   (800)
     252-0682.    Then instruct your bank to wire the money to
     State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO
     Shareholder name, account number and   Fund    name.  Please be
     aware that your bank may charge you a fee for this service.

            If you invest through a third party such as a bank, broker-
dealer or other fund distribution   organization    , rather than
directly with   the Trust, the policies, fees and minimum
investment amounts    may be different than those described in this
   Prospectus.       The Funds may also participate in programs with many
national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.


                        DISTRIBUTION   PLAN

     The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees may authorize payments at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any fees to date.

                       HOW TO SELL SHARES

     You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                                    INSTRUCTIONS
                                    -------------
THROUGH YOUR INVESTMENT       Contact your investment
ADVISOR                       advisor or other investment
                              professional.


ALL SHAREHOLDERS:             Write a letter of instruction
*BY MAIL                      containing:
                              *  the name of the Fund
                              *  dollar amount or number of
                                 shares to be sold
                              *  your name
                              *  your account number
                              *  signatures of all owners on
                                 account
                              Mail letter to:
                                Managers AMG Funds
                                c/o Boston Financial Data
                                Services, Inc.
                                P.O. Box 8517
                                Boston, MA  02266-8517

*BY TELEPHONE                 If you elected telephone
                              redemption privileges on your
                              account application, call us
                              at (800) 252-0682.


*BY INTERNET                  See our website at
                              http://www.managersamg.com.

     Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud.
You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

     Telephone redemptions are available only for redemptions which are below $25,000.


                        INVESTOR SERVICES

     Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

     Automatic Investments allows you to make automatic deductions from a designated bank account.

     Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

     Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

     The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the
application),   by internet    or through your investment advisor,
bank or investment professional.

     The Fund will not be responsible for any losses resulting from unauthorized transactions

   (such as purchases, sales or exchanges)
if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.


                    THE FUND AND ITS POLICIES

     The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

     The Fund reserves the right to:

     * redeem an account if the value of the account falls below
          $5,000    due to redemptions;

     * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

     * change   the    minimum investment amounts;

     * delay sending out redemption proceeds for up to seven days
       (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

     * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

     * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);

     * after prior warning and notification, close an account due
       to excessive trading;   and

     * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

                       ACCOUNT STATEMENTS

     You will receive quarterly   and yearly    statements detailing
your account activity.  All investors (other than IRA accounts)
will also receive a       Form 1099-DIV   in January,    detailing the tax
characteristics of any dividends and distributions that you have
received in your account,   whether taken in cash or additional
shares.    You will also receive   a confirmation    after each trade
executed in your account.

                   DIVIDENDS AND DISTRIBUTIONS

     Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

     We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.


                         TAX INFORMATION

     Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

     All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares.
An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

     Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

     Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

     * fail to provide a social security number or taxpayer identification number;

     * fail to certify that their social security number or taxpayer identification number is correct; or

     * fail to certify that they are exempt from withholding.

                       MANAGERS AMG FUNDS

             FIRST QUADRANT TAX-MANAGED   EQUITY    FUND

INVESTMENT MANAGER AND FUND DISTRIBUTOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut  06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena,   California    91101

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

LEGAL COUNSEL
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston,   Massachusetts    02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski

   *Interested Person

For more Information

     Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

               By Telephone:  Call 1-800-835-3879

               By Mail:       Managers AMG Funds
                              40 Richards Avenue
                              Norwalk, CT  06854

               On the Internet:    Electronic copies are
                                   available on our website at
                                   http://www.managersamg.com

     A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C.
20549-0102 (202-942-8090).   Information about the Fund also may
be reviewed and copied at the SEC's Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

                       MANAGERS AMG FUNDS

             FIRST QUADRANT TAX-MANAGED   EQUITY    FUND
                  ____________________________

              STATEMENT OF ADDITIONAL INFORMATION

                    DATED   NOVEMBER 14,    2000
________________________________________________________________

    You  can  obtain a free copy of the Prospectus of  the  First
Quadrant Tax-Managed   Equity    Fund (the "Fund") by calling Managers
AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

    This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.


                       TABLE OF CONTENTS
                                                            Page
GENERAL INFORMATION                                           1
INVESTMENT OBJECTIVES AND POLICIES                            1
 INVESTMENT TECHNIQUES AND ASSOCIATED RISKS                   1
 DIVERSIFICATION REQUIREMENTS FOR THE FUND                    6
 FUNDAMENTAL INVESTMENT RESTRICTIONS                          6
 TEMPORARY DEFENSIVE POSITION                                 7
 PORTFOLIO TURNOVER                                           7
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                   8
 TRUSTEES' COMPENSATION                                       9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES           9
 CONTROL PERSONS                                              9
 MANAGEMENT OWNERSHIP                                        10
MANAGEMENT OF THE FUND                                       10
 INVESTMENT MANAGER AND SUB-ADVISER                          10
 COMPENSATION OF INVESTMENT MANAGER
AND SUB-ADVISER BY THE FUND                                  10
 FEE WAIVERS AND EXPENSE LIMITATIONS                         10
 INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS           11
 REIMBURSEMENT AGREEMENT                                     12
 CODE OF ETHICS                                              12
 DISTRIBUTION ARRANGEMENTS                                   12
 CUSTODIAN                                                   13
 TRANSFER AGENT                                              13
 INDEPENDENT PUBLIC ACCOUNTANTS                              13
BROKERAGE ALLOCATION AND OTHER PRACTICES                     13
PURCHASE, REDEMPTION AND PRICING OF SHARES                   14
 PURCHASING SHARES                                           14
 REDEEMING SHARES                                            15
 EXCHANGE OF SHARES                                          15
 NET ASSET VALUE                                             16
 DIVIDENDS AND DISTRIBUTIONS                                 16
 DISTRIBUTION PLAN                                           16
CERTAIN TAX MATTERS                                          17
 FEDERAL INCOME TAXATION OF FUND-IN GENERAL                  17
 TAXATION OF THE FUND'S INVESTMENTS                          17
 FEDERAL INCOME TAXATION OF SHAREHOLDERS                     18
 FOREIGN SHAREHOLDERS                                        18
 STATE AND LOCAL TAXES                                       18
 OTHER TAXATION                                              19
PERFORMANCE DATA                                             19
 TOTAL RETURN                                                19
 PERFORMANCE COMPARISONS                                     19
 MASSACHUSETTS BUSINESS TRUST                                19
 DESCRIPTION OF SHARES                                       20
 ADDITIONAL INFORMATION                                      21

                      GENERAL INFORMATION


    This Statement of Additional Information relates only to  the
First Quadrant Tax-Managed   Equity    Fund (the "Fund").  The Fund is
a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

    This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

    The  Managers Funds LLC, a subsidiary of Affiliated  Managers
Group,  Inc.,  serves as investment manager to the  Fund  and  is
responsible   for   the   Fund's   overall   administration   and
distribution.  See "Management of the Fund."

               INVESTMENT OBJECTIVES AND POLICIES

    The   following  is  additional  information  regarding   the
investment objectives and policies used by the Fund in an attempt to achieve its objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

     The Fund seeks to achieve superior long-term after-tax returns for investors. First Quadrant will pursue the Fund's objective by investing in a diversified portfolio of U.S. equity securities that reflects the characteristics of the Russell 3000 Index (the "Benchmark") in terms of industry, earnings growth, valuation and similar measurements. The Benchmark measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market. As of June 30, 2000, the Benchmark had a total market capitalization range of approximately $178 million to $520 billion. The number of stocks in which the Fund invests will vary depending on market conditions and the size of the
Fund.  The Fund is expected to invest in approximately    150
to 400 stocks.

     First Quadrant will use a proprietary quantitative analytical model to construct the Fund's portfolio to reflect the characteristics of the Benchmark and will combine a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis will consist of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant will modify the industry  weightings  in  the Fund's portfolio  relative  to  the
Benchmark based on the top-down analysis, consistent with maintaining tax efficiency for investors, In general, these weightings will not differ from the industry weightings of the Benchmark by more than 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund's exposure (relative to the Benchmark) to specific securities within an industry. Individual stocks will be selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

     The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

    The  following  are descriptions of the types  of  securities
that  may  be  purchased  by the Fund.   Also  see  "Quality  and
Diversification Requirements of the Fund."

    (1)   Cash  Equivalents.   The  Fund  may  invest   in   cash
equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

    Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

    Eurodollar   bankers  acceptances  are  bankers   acceptances
denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

    Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

    Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

    Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements  could have  certain  risks  that  may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

    (2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

    The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

    (3) Emerging Market Securities. The Fund may invest some of its assets in the securities of emerging market countries.
Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

    Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgement against an issuer in an emerging market country.

    (4) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depository Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

    Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a
"cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

    In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than 90 days.

    Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

    If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

    Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

    (5) Futures Contracts. The Fund may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contract, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

    There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

    Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

    (6) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately  the  same amount at which it  was  valued  in  the
Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

    The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the
Trustees.   The  Trustees  will monitor  these  guidelines  on  a
periodic basis.

    Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

    (7) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

    (8) Option Contracts.

    Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

    A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

    Covered Put Options.  The Fund may write ("sell") covered put
options   on  individual  stocks,  equity  indices  and   futures
contracts, including equity index futures contracts.

    A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

    Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

    Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

    (9) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

    (10) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, the Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

    (11) Segregated Accounts. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

    (12) Short Sales. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

    (13) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

    To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND

    The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS

    The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

    The Fund may not:

    (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

    (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

    (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

    (4)  Purchase or sell real estate, except that the  Fund  may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

    (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

    (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

    If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

    Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

TEMPORARY DEFENSIVE POSITION

     For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

PORTFOLIO TURNOVER

    Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

    The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.


           BOARD OF TRUSTEES AND OFFICERS OF THE TRUST


     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining
Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228. His date of birth is September 23, 1941.

SEAN  M. HEALEY(1) - Trustee; President and Chief Operating Officer
of  Affiliated  Managers Group, Inc. since  October  1999.   From
April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103. His date of birth is September 23, 1945.

---------------------------
(1)Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, The Managers Trust I and The Managers Trust II. His address is 1535 Delaware Street, Berkeley, California 94703-1281. His date of birth is June 5, 1958.

PETER M. LEBOVITZ - President; President of The Managers Funds LLC. From September 1994 to April 1999, he was Managing Director of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting Officer; Chief Financial Officer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

JOHN KINGSTON, III - Secretary; Vice President of Affiliated Managers Group, Inc. since March 1999. From June 1998 to
February 1999, he served in a general counseling capacity with Morgan Stanley Dean Witter Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes & Gray. His date of birth is October 23, 1965.

PETER M. MCCABE - Assistant Treasurer; Portfolio Administrator of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

LAURA  A. PENTIMONE    - Assistant Secretary; Legal/Compliance Officer
of  The  Managers Funds LLC (formerly The Managers  Funds,  L.P.)
since September 1997. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

Trustees' Compensation

     Compensation Table:
                                                             Total Compensation
                                                                    from the
                        Aggregate        Aggregate                Fund and the
Name of                Compensation     Compensation            Fund Complex
Trustee               from the Fund   from the Trust (a)    Paid to Trustees(b)
-------------------------------------------------------------------------------
Jack W. Aber                  ----                $4,000              $26,000
William E. Chapman, II        ----                $4,000              $26,000
Sean M. Healey                 none                 none                 none
Edward K. Kaier               ----                $4,000              $26,000
Eric Rakowski                 ----                $4,000              $26,000
____________________

(a)  Compensation is estimated for the Fund's fiscal year  ending
     October 31, 2001. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ending December 31, 2000 for services as Trustees of The Managers Funds, The Managers
     Trust I and The Managers Trust II.


       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As  of    November 14,     2000, through its ownership of 100%  of
the  shares of the Fund, Affiliated Managers Group, Inc.  ("AMG")
"controlled" (within the meaning of the 1940 Act) the  Fund.   An
entity or person which "controls" a particular Fund could have effective voting control over that Fund.

     No other person or entity owned shares of the Fund.

MANAGEMENT OWNERSHIP

     As  of   November  14,    2000, all management personnel  (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


                     MANAGEMENT OF THE FUND

INVESTMENT MANAGER AND SUB-ADVISER

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to and distributor of the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     The  Investment Manager and its corporate predecessors  have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to  the  Fund under an investment management agreement  with  the
Trust   dated    November  14,    2000  (the  "Investment  Management
Agreement"),  the Investment Manager also carries out  the  daily
administration  of  the  Trust  and  Fund.   For  its  investment
management   services,  the  Investment   Manager   receives   an
investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of First Quadrant, L.P., the sub-adviser which manages the assets of the Fund (the "Sub-Adviser" or "First Quadrant"). The Investment Manager receives no additional compensation from the Fund for its administration services. First Quadrant was selected by the Investment Manager,
subject  to  the  review  and approval of  the  Trustees.   First
Quadrant  is  the  successor firm to First Quadrant  Corporation,
which  was  formed  in  1998.   AMG indirectly  owns  a  majority
interest in First Quadrant. As of September 30, 2000, First Quadrant's assets under management totaled approximately $22
billion.   First Quadrant's address is 800 E. Colorado Boulevard,
Suite 900, Pasadena, California, 91101. Robert D. Arnott and Christopher G. Luck are the lead portfolio managers for the Fund.

     The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE FUND

     As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as percentages of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

FEE WAIVERS AND EXPENSE LIMITATIONS

     The Investment Manager has contractually agreed, for a period of no less than eighteen (18) months, to limit total annual fund operating expenses to 1.00%; subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

     The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the expense limitation in effect at the date of this Statement of Additional Information on the management fees which are expected to be payable by the Fund is reflected in the Expense Information located at the front of the Fund's Prospectus

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

     The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with First Quadrant, L.P., dated November
   14,     2000 (the "Sub-Advisory Agreement").

     The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The   Investment  Management  Agreement  provides  that  the
Investment Manager is specifically responsible for:

     * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

     * providing research and analysis relative to the investment program and investments of the Fund;

     * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

     * making changes on behalf of the Trust in the investments of the Fund.

     Under   the   Sub-Advisory  Agreement,  First  Quadrant   is
responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

     The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

     The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

     The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security,  the  transactions  are, to  the  extent  feasible  and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

REIMBURSEMENT AGREEMENT

     Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the
Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

CODE OF ETHICS

     The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager (applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

DISTRIBUTION ARRANGEMENTS

     Under a distribution agreement between the Fund and The Managers Funds (the "Distribution Agreement"), The Managers Funds LLC serves as distributor (the "Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

     The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts  02266-8517, is the transfer agent  (the  "Transfer
Agent") for the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


            BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

      In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record-keeping services.


           PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Sub-Adviser.

     Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, redemptions of shares which were purchased by check are not effected until the clearance of the check, which may take up to 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15 day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II. The 15 day holding period for redemptions would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received by the Trust before 4:00 p.m.
New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock
Exchange (the "NYSE") on that day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $5000 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG Funds, The Managers Funds, The Managers Trust I or The Managers Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN

     The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments which may not exceed on an annual basis 0.25% of the average annual net assets of the Fund. The Trustees have not authorized the payment of any fees to date.

                       CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF FUND-IN GENERAL

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders  as  ordinary income to the  extent  of  the  Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION

     The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                        PERFORMANCE DATA

     From  time to time, the Fund may quote performance in  terms
of   yield,   actual  distributions,  total  return  or   capital
appreciation in reports, sales literature, and advertisements published by the Fund. Since the Fund commenced operations on
   November  14,    2000, there is no current performance  information
for the Fund.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In  the  above  formula, P = a hypothetical  initial  payment  of
$1,000

T = average annual total return
N = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period

PERFORMANCE COMPARISONS

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The  Trust shall continue without limitation of time subject
to   the  provisions  in  the  Declaration  of  Trust  concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of one series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

      No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                             PART C
                To the Registration Statement of
                Managers AMG Funds (the "Trust")

Item 23.  Exhibits.

Exhibit No.                   Description
-----------                   -------------
  a.1    Master Trust Agreement dated June 18, 1999.(i)

  a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive
          Growth Fund."(iii)

  a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds."(iii)

  a.4 Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund," filed herewith.

  a.5 Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed
          Equity Fund," filed herewith.

  b.     By-Laws of the Trust dated June 18, 1999.(i)

  c.     Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j),
          4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3
          and Article V of the Master Trust Agreement are included in Exhibit a.(i)

  d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19,
          1999.(iii)

  d.2    Form of Letter Agreement to Investment Management
          Agreement between the Registrant and The Managers
          Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000 (vi).

  d.3    Form of Letter Agreement to Investment Management
          Agreement between the Registrant and The Managers Funds
          LLC with respect to the First Quadrant Tax-Managed
          Equity Fund, filed herewith.

  d.4 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

  d.5    Form of Sub-Advisory Agreement between The Managers
          Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000 (iv).

  d.6    Form of Sub-Advisory Agreement between The Managers
          Funds LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Equity Fund, dated as of
          November 14, 2000, filed herewith.

  e.1    Distribution Agreement between the Registrant and The
          Managers Funds LLC, dated as of October 19, 1999. (iii)

  e.2 Form of Letter Agreement to the Distribution Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Growth Fund. (vi)

  f.     Not applicable.

  g. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

  h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc.

  i.1 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Essex Aggressive Growth Fund.(iii)

  i.2 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Frontier Growth Fund. (vi)

  i.3 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the First Quadrant Tax-Managed Equity Fund, filed herewith.

  j.1 Consent of PricewaterhouseCoopers LLP with respect to the Essex Aggressive Growth Fund. (iii)

  k.     Not Applicable.

  l.     Power of Attorney dated September 9, 1999. (ii)

  m. Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999.(iii)

  n.     Not applicable.

  o.     Not applicable.

  p.1    Code of Ethics of the Trust.(vi)

  p.2    Code of Ethics of The Managers Funds LLC.(vi)

  p.3    Code of Ethics of Essex Investment Management Company,
          LLC, filed herewith.

  p.4    Code of Ethics of Frontier Capital Management Company,
          LLC.(vi)

  p.5    Code of Ethics of First Quadrant, L.P., filed herewith.



  (i)    Filed as an exhibit to the Registrant's Registration
          Statement on Form N-1A, Registration No. 333-84639
          (filed August 6, 1999), under the same exhibit number.

  (ii) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed September 23, 1999), under the same exhibit number.

  (iii) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed November 1, 1999), under the same exhibit number.

  (iv) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed June 19, 2000), under the same exhibit number.

  (v) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 1, 2000), under the same exhibit number.

  (vi) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000), under the same exhibit number.

Item 24.  Persons Controlled by or Under Common Control with
Registrant.

          None.

Item 25.  Indemnification.

          Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26.  Business and Other Connections of Investment Adviser.

          The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          Essex Investment Management Company, LLC ("Essex') serves as sub-adviser to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-12548.

          Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-15724.

          First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity Fund. AMG owns a majority interest in First Quadrant. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1988. a registered investment adviser, The business and other connections of the officers and directors of First Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-51748.

Item 27.  Principal Underwriters.

  (a) The Managers Funds LLC acts as principal underwriter for the Registrant. The Managers Funds LLC also acts as principal underwriter for The Managers Funds, The
          Managers Trust I and The Managers Trust II.

  (b) The following information relates to the directors, officers and partners of The Managers Funds LLC:

          The business and other connections of the officers and directors of The Managers Funds LLC are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

  (c)    Not applicable.

Item 28.  Location of Accounts and Records.

          The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.

Item 29.  Management Services.

          There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.  Undertakings.

          Not applicable.

                                                     Exhibit a.3.
                                                     -------------
                       MANAGERS AMG FUNDS

           Amendment No. 3 to Master Trust Agreement

             CERTIFICATE AND INSTRUMENT OF AMENDMENT

     The undersigned, Secretary of Managers AMG Funds (the
"Trust"), does hereby certify that pursuant to Article VII,
Section 7.3 of the Master Trust Agreement of the Trust dated June
18, 1999, the following resolutions were duly adopted by a majority of the Trustees of the Trust at a meeting of the Board of Trustees held on June 1, 2000.

     RESOLVED:            That  pursuant to Section  4.1  of  the
                    Master Trust Agreement (the "Master Trust Agreement") of Managers AMG Funds (the "Trust") there be and hereby is established a new series of shares of beneficial interest of the Trust to be designated as the "Frontier Growth Fund" (the "Fund"); and further

     RESOLVED:            That the first paragraph of Section 4.2
                    of  the  Master Trust Agreement  be,  and  it
                    hereby  is,  amended  and  restated  in   its
                    entirety as set forth below:

                    "Section 4.2 Establishment and Designation of Sub-Trusts and Classes. Without limiting the authority of the Trustees set forth in
                    Section 4.1 to establish and designate any further Sub-Trusts and classes, the Trustees hereby establish and designate the following Sub-Trusts thereof: (i) Essex Aggressive Growth Fund and (ii) Frontier Growth Fund, each of which shall have a single class of shares. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust or class at the time of establishing and designating the same) have the following relative rights and preferences:"


     RESOLVED:            That  the  officers  of  the  Trust  be
                    authorized and directed to prepare and file with the Secretary of State of The Commonwealth of Massachusetts and other applicable authorities an amendment to the Master Trust Agreement to reflect the establishment of the Fund, as described in the preceding resolutions.


     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 19th day of September, 2000.


                                        /s/ John Kingston
                                        John Kingston, III
                                        Secretary

                                                     Exhibit a.4
                                                     ------------
                       MANAGERS AMG FUNDS

           Amendment No. 4 to Master Trust Agreement

             CERTIFICATE AND INSTRUMENT OF AMENDMENT

     The undersigned, Secretary of Managers AMG Funds (the "Trust"), does hereby certify that pursuant to Article VII,
Section 7.3 of the Master Trust Agreement of the Trust dated June 18, 1999, the following resolutions were duly adopted by written consent dated August 15, 2000 by a majority of the Trustees of the Trust.

     RESOLVED:            That  pursuant to Section  4.1  of  the
                    Master Trust Agreement (the "Master Trust Agreement") of the Trust there be and hereby is established a new series of shares of beneficial interest of the Trust to be designated as the "First Quadrant Tax-Managed Equity Fund" (the "Fund"); and further

     RESOLVED:            That the first paragraph of Section 4.2
                    of  the  Master Trust Agreement  be,  and  it
                    hereby  is,  amended  and  restated  in   its
                    entirety as set forth below:

                    "Section 4.2 Establishment and Designation of Sub-Trusts and Classes. Without limiting the authority of the Trustees set forth in
                    Section 4.1 to establish and designate any further Sub-Trusts and classes, the Trustees hereby establish and designate the following Sub-Trusts thereof: (i) Essex Aggressive Growth Fund, (ii) Frontier Growth Fund and
                    (iii) First Quadrant Tax-Managed Equity Fund, each of which shall have a single class of shares. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust or class at the time of establishing and designating the same) have the following relative rights and preferences:"

     RESOLVED:            That  the  officers  of  the  Trust  be
                    authorized and directed to prepare and file with the Secretary of State of The Commonwealth of Massachusetts and other applicable authorities an amendment to the Master Trust Agreement to reflect the establishment of the Fund, as described in the preceding resolutions.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 10th day of November, 2000.


                                        /s/ John Kingston
                                        John Kingston, III
                                        Secretary

                                              Exhibit d.3
                                              ------------
                        LETTER AGREEMENT

             First Quadrant Tax-Managed Equity Fund

                 Investment Management Agreement

November 14, 2000

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter Lebovitz

Re:  Investment Management Agreement between The Managers Funds
LLC and Managers AMG Funds, dated as of October 19, 1999

Ladies and Gentlemen:

Pursuant to Paragraph 1(b) of the Investment Management Agreement between The Managers Funds LLC and Managers AMG Funds (the "Trust"), dated October 19, 1999, the Trust hereby advises you that it is creating a new series to be named First Quadrant Tax-Managed Equity Fund (the "New Fund"), and that the Trust desires The Managers Funds LLC to provide management and investment advisory services with respect to the New Fund pursuant to the terms and conditions of the Investment Management Agreement. The investment advisory fees to be payable with respect to the New Fund are reflected on the attached Schedule A.

Please acknowledge your agreement to provide such management and investment advisory services to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By:  _______________________________
   Name:
   Title:

ACKNOWLEDGED AND ACCEPTED

The Managers Funds LLC

By:  _______________________________
   Name:
   Title:
   Date:

SCHEDULE A


FIRST QUADRANT TAX-MANAGED EQUITY FUND

Advisory Fees pursuant to Section 2(a)

     The Trust shall pay to the Adviser an annual gross investment advisory fee equal to 0.85% of the average daily net assets of the First Quadrant Tax-Managed Equity Fund; provided, however, that the Adviser agrees, for a period of not less than eighteen (18) months, to waive its advisory fee and pay or reimburse the Trust for expenses of the Fund to the extent total expenses of the Fund would otherwise exceed 1.00% of the Fund's average daily net assets. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

     In addition to the foregoing waiver, payment or reimbursement (if any), the Adviser may from time to time voluntarily waive all or a portion of the advisory fee payable with respect to the First Quadrant Tax-Managed Equity Fund and/or pay or reimburse the Trust for expenses of the Fund. In addition to any amounts otherwise payable to the Adviser as an advisory fee for current services under the Investment Management Agreement, the Trust shall be obligated to pay the Adviser all amounts previously waived, paid or reimbursed by the Adviser with respect to the First Quadrant Tax-Managed Equity Fund, provided that the amount of such additional payment in any year, together with all other expenses of the First Quadrant Tax-Managed Equity Fund, in the aggregate, would not cause the First Quadrant Tax-Managed Equity Fund's expense ratio in such year to exceed 1.00% of the average daily net assets of the First Quadrant Tax-Managed Equity Fund and provided further that no additional payments shall be made with respect to amounts waived, paid or reimbursed more than three (3) years prior to the date the Fund accrues a liability with respect to such additional payment.

Administration Fees Pursuant to Section 2(b)

     None.

                                         Exhibit i.3
                                         -------------

            [Goodwin, Procter & Hoar LLP Letterhead]





                       November 14, 2000


Managers AMG Funds
40 Richards Avenue
Norwalk, Connecticut  06854

Ladies and Gentlemen:

     As counsel to Managers AMG Funds (the ATrust@), we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust representing interests in the First Quadrant Tax-Managed Equity Fund (the "Fund"), a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment No. 5 (the "Amendment") to the Registration Statement on Form N-1A (Registration No. 333-84639) of the Trust.

     We have examined the Master Trust Agreement of the Trust dated June 18, 1999, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.

     Based upon the foregoing, we are of the opinion that the Shares, when sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as in effect at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust.

     We also hereby consent to the reference to this firm in the prospectus and statement of additional information which form a part of the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment.

                              Very truly yours,

                              /s/ Goodwin, Procter & Hoar LLP

                              GOODWIN, PROCTER & HOAR LLP

                                        Exhibit p.3
						    -----------

            ESSEX INVESTMENT MANAGEMENT COMPANY, LLC.

                         Code of Ethics

                               and

     Statement of Policies and Procedures on Insider Trading

            ESSEX INVESTMENT MANAGEMENT COMPANY, LLC.

          OFFICERS & EMPLOYEES CODE OF ETHICS REGARDING
                 PERSONAL SECURITY TRANSACTIONS



I.   General Principals

     As an investment adviser, Essex and its employees owe a fiduciary responsibility to our clients, this requires each of us to put the interest of our clients first. A critical component of our fiduciary duty to our clients is to avoid potential conflicts of interest. As such our Code of Ethics provides the following:

     *    All employees must place the interest of our clients first;
     * All employees must execute personal securities transactions in compliance with this Code of Ethics and to avoid any actual or potential conflict of interest. Even the appearance of a conflict of interest must be anticipated and avoided; and
     * No employee should take inappropriate advantage of their position and/or unfair advantage of information that they learn.


     A.   Code Not to Forbid or Even Discourage Personal Investing

          It  is strongly emphasized that it is not the
          intention of this Code of Ethics to forbid or
          even   discourage   the   accumulation    and
          management,  by officers or employees,  of  a
          personal  portfolio consisting of  securities
          generally  available to the public  including
          securities  in  the  portfolios   of   client
          accounts.     Indeed,   a   sound    personal
          investment  program is one very good  way  to
          develop  an analytical skill in dealing  with
          the market which can be of great value to the
          client  accounts.   Such a course  of  action
          must  however, in recognition of the  service
          relationship to the clients, be carried on in
          accordance   with   certain   standards   and
          guidelines that have been established for everyone's protection.

     B.   Restricted Activities

          Among other things, it is clear that each officer or employee or their family members should be certain that he/she avoid:

          1. purchasing or selling securities in such a way as to compete in the marketplace with the accounts of clients managed by Essex, or otherwise acting to injure their transactions;

          2. using knowledge of client securities transactions to profit by the market effect of such client transactions;

          3. placing a transaction, which in hindsight, might take on the appearance of "front-running" clients' accounts; or

          4. giving to others information not generally available to the public of proposed or current purchases or sales by the clients (except to the extent necessary to the carrying on of the business of the clients) because of the possibility of such others taking action detrimental or potentially detrimental to the client accounts or potentially benefiting from the market effect of such client transaction.


II.  Certain   Investing  Guidelines  for  Officers  &  Employees
     (Affiliated Persons)

     All officers and employees and their family members, as described in Section IV, below (each of whom is herein described as an "Affiliated Person") of Essex must adhere to the following restrictions:

     A.   Simultaneous Transactions

          An Affiliated Person may not purchase, sell, short, etc. any security if, within the prior three full business days and up to the time the Head Trader pre-clears the transaction, Essex has had activity in such security or an equivalent on behalf of any of its clients.

          Any   simultaneous  transactions,  i.e.,  any
          purchase  or  sale  of any  security  by  any
          Affiliated Person simultaneously with, or  at
          approximately  the  same  time  as  a  client
          account,  may  involve a  conflict  with  our
          clients  and therefore may be a violation  of
          the   Code  whether  or  not  there  is   any
          detriment to the client account and whether or not any individual benefits thereby.

          A   pattern   of   buying   or   selling   at
          approximately the same time as  any  account,
          or  in  advance of any account, carries  with
          it,  at  a  minimum,  the  appearance  of   a
          violation   of  the  Code.   The   Compliance
          Officer  will  carefully  consider  with  any
          Affiliated Person any transaction of  his/her
          having    the   appearance   of    a    joint
          participation  or  simultaneous  transaction.
          If  any Affiliated Person intends to purchase
          or  sell  any  security which is  held  by  a
          client  account,  or  has  knowledge  that  a
          particular  asset  is  being  considered  for
          purchase  or sale by client accounts,  it  is
          recommended  that that person review  his/her
          potential   purchase   or   sale   with   the
          Compliance Officer.

          Front-running is strictly prohibited by  this
          Code.   Front-running violations are typified
          in personal trades conducted shortly before Essex's transaction and is calculated to capitalize on the market effect of Essex's trading. Obviously, an Affiliated Person's transactions should be avoided where they have the possible appearance of front-running even though that was not the intent. Trading by an Affiliated Person immediately after a trade by Essex may allow that person to benefit from any market effect caused by Essex's trades.


     B.   Initial Public and Secondary Offerings

          It   is   completely   prohibited   for   any
          Affiliated Person to participate for  his/her
          personal   account  in  an   initial   public
          offering   or   a   secondary   offering   of
          securities   of   an   issuer,   since    the
          availability of such participation may  stem,
          or  appear to stem, from his/her relationship
          with Essex. Notwithstanding the foregoing, an
          Affiliated  Person  may  participate  in   an
          initial public offering if the opportunity of
          such investment was not in any way related to
          his/her   relationship   with   Essex.    The
          Compliance  Officer  will  have   the   final
          determination  as  to  whether  a  particular
          investment  opportunity  arose  from  his/her
          relationship  with Essex.  Such  a  situation
          may  arise for example, where a Savings  Bank
          goes    public    and    offers    investment
          opportunities  to  its long-term  depositors.
          Purchase  of  a  security  pursuant  to  this
          section  is  still subject to  the  reporting
          requirements  of Section V(E).   This  policy
          does not prohibit an Affiliated Person from buying securities in the open market after such offering, provided all other provisions of this Code are met.

     C.   Short Term Trading

          Affiliated   Persons  are   prohibited   from
          engaging   in   "Short-Term"  trading.    For
          purposes  of this Code, "Short-Term"  trading
          is  defined  as the sale/cover of a  security
          within thirty days of a purchase/short of the
          same   security.   However,  if   the   price
          declines by 20% or more within thirty days of
          being  purchased, the Compliance Officer,  in
          his/her  sole  discretion,  may  waive   this
          restriction.   The subsequent sale  would  be
          subject to all other provisions of this Code.
          In  order  to  avoid  the  appearance  of   a
          conflict  of interest arising from Affiliated
          Persons quickly profiting on their personal trades, Essex requires a thirty-day holding period on all purchases/shorts.



     D.   Cooperative Investments

          An  Affiliated Person may have  a  beneficial
          interest  in a limited partnership,  business
          trust,  or investment club, or other  similar
          organization     dealing    in     securities
          ("Cooperative  Investment")  only  with   the
          prior  written  approval  of  the  Compliance
          Officer. This provision does not apply to a Cooperative Investment managed by Essex for its employees.

          One  of  the factors to be considered by  the
          Compliance  Officer will be  the  extent  the
          Affiliated   Person   takes   part   in   any
          investment   decision.   If  the   Affiliated
          Person  takes  any  part  in  any  investment
          decision,  or  could have the  appearance  of
          taking  part in any decision, the Cooperative
          Investment  must follow this Code,  including
          the    pre-clearance   provision.    If   the
          Cooperative  Investment does  not  adhere  to
          this   Code,   then  participation   by   the
          Affiliated Person will be prohibited. The decision of the Compliance Officer will be final.


     E.   Mutual Funds

          An   Affiliated  Person  may  invest  in  any
          regulated  investment company  (mutual  fund)
          provided the purchase or sale of such fund(s)
          is on substantially the same terms as someone
          who   is  not  associated  with  Essex  would
          obtain.


     F.   Options and Short Sales

          The  use  of  options  and  short  sales  are
          subject to all provisions of this Code as  is
          the case with any other security.  Due to the
          restrictions  on  simultaneous  transactions,
          the  limited life of an option contract,  and
          the  potential for unlimited losses on  short
          sales,  an  Affiliated  Person  should   very
          carefully   consider  the   implications   of
          writing, buying, or selling or exercising put or call options or making short sales or combinations of any of the foregoing. It is emphasized that because of the special nature of some of these transactions, the potential conflicts they may create with investments held in or being considered for purchase or sale by client accounts, and the trading restrictions and prohibitions contained in this Code, the Affiliated Person should weigh the risks associated with these types of investments.

          In   addition,  the  potential  for  conflict
          and/or the appearance of conflict of interest
          with  our  clients by using  these  types  of
          investments is increased.  The appearance  of
          front-running is also increased.   Therefore,
          the use of these types of investments will be
          carefully   scrutinized  by  the   Compliance
          Officer,  and  if it is determined  that  the
          Affiliated  Person benefited, at the  expense
          of   any   client,  the  profits   from   the
          transaction may be disgorged.

               In any case, the use of options to evade the provisions of this Code is prohibited.


     G.   Private Placements and Investment Letter Securities

          In  limited situations, an Affiliated  Person
          may purchase investment letter securities, or
          securities  in  a private offering,  however,
          the  procedures for such purchase are  vastly
          different   then  the  normal   pre-clearance
          authorization for publicly traded  securities
          described in II. A. above.  This section does
          not  apply to securities purchased through  a
          vehicle   managed  by  Essex  in   which   an
          Affiliated Person has made an investment.

          Investing   in  private  placements   by   an
          Affiliated Person increases the potential for either a conflict or the appearance of a conflict of interest with Essex's clients.
          For example, if the accounts have accepted the invitation, such persons obviously cannot compete with them. If they have refused, a participation by such persons is open to the charge that the accounts refused to invest, or were encouraged not to invest, in order to enable the individual to participate.

          If the security is such that any client's accounts could possibly have an interest in it, a purchase by an Affiliated Person is open to the charge that he received preferred treatment from a broker-dealer because of his association with an investment advisor or a counseling account.

          However,  in  some instances,  there  may  be
          extenuating  circumstances or special  facts,
          such  as  personal  relationships  with   the
          issuer.   In addition, in certain situations,
          it  may be in the best interest of the client
          for   an   Affiliated  Person  to   make   an
          investment - where for example the purchase of a larger block may reduce the overall unit price of the issue.

          Therefore,  Affiliated  Persons  may  request
          permission    to   make   such   investments.
          Application, in writing, for such  permission
          should   be   addressed  to  the   Compliance
          Officer, who will then bring such request  to
          Joseph   C.  McNay,  Chairman,  Colin  McNay,
          Research   Director  or  Stephen  R.   Clark,
          Executive    Vice   President    ("Designated
          Officers").    The   determination   of   the
          Designated Officer(s) will be final and a memo to the employee's personnel file will memorialize their determination.

          When making a determination as to whether  an
          employee   may  make  an  investment   in   a
          restricted security, the following will be taken into account:

          1. That each client who is known to be potentially interested in such type of investment or whose stated investment objectives are consistent with such an investment has been informed directly about the opportunity;

          2. Essex has made a good faith determination as to what portion of such offering should be made available to each client in this group of accounts, based on risk/return characteristics, level of diversification, other investment opportunities available, etc. of the client's account;

          3. All clients whose investment guidelines would permit such an investment have been notified of the investment opportunity and have responded back to Essex, in writing, of their acceptance or rejection of the investment; and

          4. All doubts must be resolved in favor of offering the investment to the client at the expense of the affiliate's opportunity to invest.

          After the above four items have been resolved
          and   the  investment  opportunity  is  still
          available   to   the  affiliate,   then   the
          Designated Officer(s) must further determine:

          1. That the affiliate's participation in the offering will not have a material adverse effect on the terms being offered to the client;

          2. That the affiliate is participating in the offering on the same terms as the client and on the same terms as generally being offered to other prospective investors;

          3. That the proposed transaction in no way creates any unfairness to any of Essex's existing clients; and

          4. That any conflict will be resolved in favor of the client, even if it means the Affiliated Person is not allowed to make the investment.



     H.   Gifts and Endorsements

                 This  Code  of  Ethics  requires   any
          Affiliated Person to report the receipt of any gift or other service, item, etc. of more than a de minimis value (currently $150) from any person or entity per year that does business with Essex. This report is due on the 10th day of the month following the receipt of such gift, service or item in excess of the de minimis amount.


     I.   Other Securities Investments

                Essex  does  not  generally  engage  on
          behalf   of   its   clients   in   securities
          transactions   other  than  those   described
          specifically in the Code.  Nevertheless,  all
          securities  transactions  by  employees   are
          subject  to  the  principles  of  the   Code,
          whether   or   not  they  are   of   a   type
          specifically    described    herein.      All
          securities transactions should be included in
          the  monthly  reports described below.   They
          are   also   subject  to  the   pre-clearance
          procedure, unless the Code expressly states otherwise.

               The following securities transactions do not require pre-clearance, but only if the Affiliated Person is completely satisfied that such an investment is consistent with the general principles of the Code, as well as its specific requirements:

          *    Direct investments in obligations of the United States;
          * Investments in commodities (not including index futures or currency futures or forward contracts);
          *    Direct investment in real estate (not including securities evidencing an interest in real estate, such as REITs);
          *    Investments in mutual funds (except as described herein);
               and
          * Investments in FDIC-insured bank accounts or certificates of deposit.
          *    U. S. Depository Receipts as described in Section II(K).


     J.   Dividend Reinvestment Plans

                  Certain   Affiliated   Persons    may
          participate    in   an   issuer's    dividend
          reinvestment plan ("DRP") and may  make  cash
          contributions  to purchase additional  shares
          through  the DRP.  All such investments  must
          be  reflected  in the monthly  reports.   The
          commencement of participation in a DRP is subject to the pre-clearance procedure, as is any cash contribution to a DRP (except as described below).

                If an Affiliated Person intends to make
          small  cash contributions ($1,000.00 or less)
          to  an  individual DRP on a monthly (or  less
          frequent)   basis  as  part  of  an   ongoing
          personal investment program in such security, such Affiliated Person may pre-clear the investment program as a whole and then he or she need not pre-clear each investment made within the confines of such a plan.

               The termination of an investment plan as
          described    above,   the   termination    of
          participation in the DRP, and the purchase of
          shares    through   the   DRP   by   dividend
          reinvestment alone are all not subject to pre-clearance, though they all must be included in the monthly reports.

     K.   Exemptions

       (1)     Purchases or sales of securities may  be
          exempted from the provisions of Section II.A.
          if   the   Affiliated   Person   obtains    a
          certification from the Head Trader  that  the
          proposed  purchase or sale, or any  purchases
          or  sales  by Essex accounts in the next  few
          business  days,  are  unlikely  to   have   a
          material impact on the price of the security.

       (2)      Purchases   or  sales  of   U.S   Index
          Depository  Receipts (e.g., S & P  Depository
          Receipts - SPDR) in amounts less than $50,000
          (or  some  other  amount  as  the  Compliance
          Officer  determines) do not have to  be  pre-
          cleared.   For  transactions  in  amounts  in
          excess of $50,000 the Affiliated Person must obtain a certification from the Head Trader that the proposed purchase or sale, or any purchases or sales by Essex accounts in the next few business days, are unlikely to have a material impact on the price of the of the U.S. Index Depository Receipt.

                Simultaneous transactions by Affiliated
          Persons  in securities that are also held  by
          Essex  clients  at a minimum may  create  the
          appearance of a conflict of interest with the
          interests of the Essex client.  However,  the
          provisions  of  this  Code  are  designed  to
          recognize that, as a practical matter,  there
          is  little chance for a client to be  harmed,
          or  an  employee  to benefit through  "front-
          running", if purchases or sales are  made  in
          small  amounts in a large capitalized, liquid
          stock.  In making the certification necessary
          to  obtain  this exemption, the  Head  Trader
          shall  consider the market capitalization  of
          the   security,  its  average  daily  trading
          volume,   and   the   likelihood   that   the
          Affiliated  Person's  transaction,  (or   any
          potential   transactions  by   Essex   client
          accounts in the next few business days) would produce a material impact on the security's price.

       (3)     Trading activity through an account  for
          which the Affiliated Person does not have any
          authority  to trade or to exercise discretion
          is   not  subject  to  the  pre-clearance  or
          reporting  provisions  of  this  Code.   This
          would  include for example, Blind  Trusts  or
          brokerage   accounts  where  the   Affiliated
          Person cannot exercise trading authority.



III. Insider Trading

         All officers and employees of Essex are subject to special rules relating to trading on the basis of material, nonpublic information - sometimes referred to "insider trading". All officers and employees must read and sign the attached appendix relating to Essex's policies on insider trading.


IV.  Persons to Whom this Code Applies

     A. The requirements of this Code apply directly to all Affiliated Persons. An Affiliated Person is defined as:

          1.   You
          2.   Your spouse,
          3.   Your minor children,
          4. Any other person living with you or to whose financial support you contribute, and
          5. Any account for the above categories over which you have discretionary authority.

     B.   Code applies to others indirectly

          The   intent   of   this   Code   cannot   be
          circumvented  by  an  Affiliated  Person   by
          providing information to a person who is  not
          described  in A. above, with the  expectation
          that   that   person  will  trade   on   such
          information.    Thus,   for    example,    an
          Affiliated Person may not provide information
          to  a  brother  or  sister  not  living  with
          him/her   with  the  expectation  that   that
          brother   or   sister  will  trade   on   the
          information.


V.   Procedural Requirements

     A. Prior to entering any personal securities transaction the Affiliated Person will be required to have a Pre-clearance Form executed by both the Head Trader and Director of Research (as well as by the employee himself/herself) certifying:

          1. There are no open orders currently pending on the trading desk;

          2. That there is no interest that might result in activity in said security during the immediate days ahead;

          3. That there has not been an Essex transaction during the last few business days;

          4. There is not any research currently being conducted and the Research Director has not directed any person to perform such research or to the best of the Research Director's knowledge, no research is contemplated that might result in transaction activity during the immediate days ahead

          5. That the Affiliated Person is not aware of any information which has not been disclosed to the Investment Committee, which, if it had been disclosed might have resulted in either the purchase or sale of a security for any of Essex's clients accounts; and

          6. When the last trade by Essex occurred in such security, if such trade occurred in the prior five days.

          7. That the Affiliated Person is not going to sell/cover this security within thirty days of this personal security transaction.

          Failure   to  obtain  pre-clearance   for   a
          personal  security transaction is  a  serious
          breach  of Essex's rules and will be  treated
          as  such.   Violations of  the  pre-clearance
          requirement  may  subject  the  employee   to
          disciplinary action. Failure to obtain pre-clearance may also result in the trade being canceled with the Affiliated Person bearing any losses that may occur. Any profits that may result from an unauthorized traded will be donated to a charity designated by Essex.

     B. If a previously entered Affiliated Person's transaction falls within the applicable blackout period, the Affiliated Person must contact the Compliance Officer who may, in his/her sole discretion, cancel the transaction prior to settlement. If the transaction cannot be canceled prior to settlement, then the Compliance Officer may, in his/her sole discretion, require the Affiliated Person to disgorge any resulting profits to Essex, who will then donate the payment to a charity it designates. The amount of any profits disgorged will be determined by the Compliance Officer whose decision will be final.

     C. An Affiliated Person who is not an employee of Essex may be completely or partially exempted from the pre-clearance provisions set forth above in Section V (A) upon written application to the Compliance Officer demonstrating good cause for such exemption. Any exemption shall be in writing, may be subject to such conditions as the Compliance Officer shall determine, and may be revoked at any time by giving written notice to the Affiliated Person. If a request for exemption is denied or revoked, the Affiliated Person must follow the procedures set forth in Section V (A). The denial or revocation of an exemption is a final decision.

     D. Each Affiliate Person must submit an Initial Holdings Report to the Compliance Officer no later thank10 days after becoming affiliated with Essex. A copy of the Initial Holdings Report is attached.

     E. Each Affiliated Person must submit a monthly transaction report to the Compliance Officer listing the Affiliated Person's securities transactions for the month by the 10th day of the following month. A copy of the report is attached.

     F. Each Affiliated Person must submit an Annual Holdings Report to the Compliance Officer by January 31 of each calendar year. A copy of the Annual Holdings Report is attached.

     G. An Affiliated Person who purchases or sells a security exempted under the provisions of Section II(1) is still required to report such securities on a monthly basis pursuant to Section V(E) above.

     H. The Compliance Officer and/or the Management Committee will have complete and final authority to enforce this Code.


VI.  Client and Company Confidentiality

     The services that you perform for Essex may expose you to confidential information including (but not limited to):

          1. Information about the clients of Essex, such as client names, addresses, telephone numbers, personal financial data and other client information;

          2.   Information about Essex's client prospects;

          3. Information regarding Essex's employees such as personal information, phone numbers, addresses etc.;

          4. Information regarding Essex's legal matters, such as SEC inquiries or audits, legal claims or litigation, etc.;

          5. Information relating to the performance of any client account or fund managed by Essex;

          6.   Information regarding clients' transactions and/or holdings;
               and

          7.   Information relating to companies visiting Essex's office.

          Such information should not be discussed with
          anyone   outside  the  company  without   the
          express  knowledge  and  permission  of   the
          management of Essex.

          All  matters  relating to Essex and  becoming
          known  to  any employee must be held  in  the
          strictest confidence.  Employees must  assume
          that  all  information relating to  Essex  is
          confidential  and should not be discussed  or
          released  to  any  outside  party  (including
          insurance  representative, attorney,  banker,
          brokers, former employees, family members, or
          friends)  without the express  knowledge  and
          permission  of  Essex's management.   Outside
          parties who insist on knowing confidential information should be directed to management.

          Employees  also must not use or  release  any
          Essex    proprietary   information    without
          authorization. Proprietary information would include (without limitation) any information relating to portfolio management decisions, analysts reports, methods used to select investments, etc.

          Employees  should  not discuss  any  security
          holdings   including  short  positions   with
          anyone  outside  the company.   In  addition,
          employees should not discuss with anyone outside the company any research, analysis, or pending purchase or sale of securities by Essex.
                            APPENDIX

STATEMENT OF POLICIES AND PROCEDURES WITH RESPECT TO THE FLOW AND
         USE OF MATERIAL NONPUBLIC (INSIDE) INFORMATION

I.   Statement of Policy

     Essex Investment Management Company, LLC ("Essex") forbids any officer or employee from trading, either personally or on behalf of others, including client accounts, while in possession of material nonpublic information in violation of the law. Every officer and employee must read, retain and sign a copy of this Statement of Policy and Procedures. Any questions regarding Essex's Policy and Procedures should be referred to Christopher P. McConnell, Essex's Compliance Officer.

     Generally, it is illegal to trade in securities while you are in possession of material, nonpublic, information that might affect the value of those securities or to transmit that information to anyone who may then trade in such security. Because the law of insider trading involves a number of complex legal interpretations, Essex requires every officer or employee to confer with the Compliance Officer and obtain clearance in writing, before any securities transaction involving perceived, possible, material, nonpublic information is entered into. The Compliance Officer will determine whether proceeding with the proposed transaction would involve substantial risks that the transactions would violate the law. Many aspects of the implementation of the law are "gray" and in this connection, it is Essex's desire that all of our employees operate in the most conservative manner, thereby avoiding even the appearance of any impropriety. Every officer and employee of Essex must follow the procedures described below or risk serious sanctions, including dismissal, substantial personal liability and criminal penalties, including jail sentences.


II.  INSIDE INFORMATION

General Discussion

     Federal and state securities law generally make it unlawful to:

          _    trade,
          _    tip, or
          _    recommend securities

     while in possession of material nonpublic information.
          These so-called "insider" trading restrictions come into play if such information:

          _    relates to a tender offer,
          _    has been acquired improperly, or
          _    though acquired properly, has been obtained in circumstances in which there is a reasonable expectation that it will not be used for trading purposes.

     By not adhering to these rules you may subject Essex, yourself and your co-workers to unwanted notoriety and possible business failure. Furthermore, violation of these restrictions may lead to civil penalties, fines and even imprisonment to the violator.

III. General Prohibitions

     A. Whether or not Rule 14e-3 (the Tender Offer Rule, described below) is applicable, the federal securities laws, and in particular, Section 10(b) of the Securities Exchange Act, prohibit you from trading, tipping or recommending securities if you possess material nonpublic information that you have reason to know was obtained improperly, or though properly obtained, was obtained in circumstances that indicate it should not be used for trading purposes. In particular, you should not trade, tip or recommend securities if you have obtained material nonpublic information on a confidential basis, from an insider in breach of his or her duty, or through "misappropriation".


     B. Under SEC Rule 14e-3, you may not trade, tip, or recommend securities of a company that is a target of a tender offer if you possess material nonpublic information regarding the tender offer. This prohibition applies if you have reason to know that the information was obtained, directly or indirectly, from the bidder, the target or a person acting on behalf of the bidder or target.

          Moreover, the rule applies to trading, tipping and recommendations even before a tender offer has been made. A substantial step includes, for example,

          _    the formulation of a plan to make a tender offer,
          _    arranging the financing for a tender offer,
          _    preparation of tender offer materials, or
          _    commencement of negotiations with dealers to participate in a tender offer.

IV.  MATERIALITY

     Information is "material" if a reasonable investor would want to know it before making an investment decision. In general, information that would affect the value of the securities is material. While it is impossible to list all types of information which might be deemed material under particular circumstances, information dealing with the following subjects is reasonably likely to be considered material:

          _    earnings estimates;
          _    dividends;
          _    major new discoveries or advances in research;
          _    acquisitions, including mergers and tender offers;
          _    the sale of substantial assets;
          _    changes in debt ratings;
          _    significant write-downs of assets or additions to reserves for bad debts or contingent liabilities;
          _    liquidity problems;
          _    extraordinary management developments;
          _    public offerings;
          _    major price or marketing changes;
          _    labor negotiations; and
          _    significant litigation or government agency investigations.

     On the other hand, information is generally not material if its public dissemination would not have a market impact. Since such judgments may ultimately be challenged with 20/20 hindsight and the consequences of a wrong decision are potentially severe, you should contact the Compliance Officer for advice if you are uncertain whether information you possess is material. Here again, it is Essex's desire to take the most conservative approach and hopefully completely avoid even the appearance of an impropriety.

V.   NON-PUBLIC

     A.   General Discussion

          Information that has not been disclosed to the public generally is "nonpublic." To show that information is public, you should be able to point to some fact showing that it is widely available. Information would generally be deemed widely available if it has been disclosed, for example, in:

          _    the broad tape,
          _    Reuters,
          _    daily newspapers,
          _    widely circulated public disclosure documents, such as
            prospectuses or proxies; or
          _    in certain instances, brokerage reports.

          Nonpublic information may include:

          _    information available to a select group of analysts or
            brokers or institutional investors. However, this may not prohibit an analyst from taking pieces of non-public information, combining it with certain public information, and weaving a mosaic from which an investment conclusion is drawn;
          _    undisclosed facts which are the subject or rumors, even if the rumors are widely circulated; and
          _    information that has been specifically conveyed to you on a confidential basis until enough time has elapsed for the market to respond to a public announcement of the information.

     B.   When You Cannot Trade, Tip or Recommend Securities

          _    You cannot trade, tip or recommend securities of a target
            whenever you possess material nonpublic information acquired from the bidder or target or one of their agents.

          _    As noted above, outside the tender offer context, you are
            prohibited from trading, tipping, or recommending securities while in possession of material nonpublic information if you obtained the information (1) on a confidential basis from a client or other person, (2) from an insider in breach of his or her fiduciary duty, or (3) through misappropriation.

     B.   Information Obtained on a Confidential Basis

          When  the  firm  obtains information  from  an  outside
            source, typically a client or a potential client, with the expectation that it will keep such information confidential, you are prohibited from using that information to trade, tip or recommend securities, whether or not such an action would involve a violation of the securities laws. The expectation of confidentiality may be explicitly set forth or implied by the nature of the firm's relationship with the source of the information, as when the firm obtains information from an investment banking client.

     C.   Information Obtained though a Breach of Fiduciary Duty

          _    Even in the absence of an expectation of confidentiality,
            you are prohibited from trading, tipping or recommending securities on the basis of material nonpublic information disclosed by an insider in breach of fiduciary duty or similar duty.

          _    Whether an insider breaches his fiduciary duty by disclosing information to you is not always an easy determination to make and depends in large part on the purpose of the disclosure, it is improper for you to use that information to recommend or trade securities. The "personal benefit" test is satisfied if the insider receives a pecuniary or reputational benefit by disclosing the information.

          _    Temporary insiders--You should be aware that for purposes of finding a breach by an "insider," the term "insider" is broadly defined to include not only traditional insiders, such as officers and directors, but also "temporary insiders." Temporary insiders" include, for example, investment bankers, accountants, lawyers, or consultants who have entered into a relationship with the corporation that gives them access to information solely for corporate purposes.

          _    The "personal benefit" and "temporary insider" standards are difficult to apply in some situations. You should contact the Compliance Officer if you are unsure of how these test should be applied in a particular case.

     E.   Information Obtained Through Misappropriation

          "Misappropriated" information is information  that  has
            been improperly obtained or though obtained properly, is being used improperly for a purpose contrary to the purpose for which it was given. For example, if a printer, a commercial banker or a lawyer trades on the basis of material nonpublic information entrusted to him by a client, it is likely that he will be found to have misappropriated the information. Likewise if such a person divulges the information to you, and you trade, tip or recommend securities, you may be found liable as a "tippee" with respect to the misappropriated information. For this reason, absent approval by the Compliance Officer on the basis of a full exploration of the facts, you cannot in such circumstances trade, tip or make recommendations regarding the affected securities.

     F.   Qualification on Prohibition

          _    Improper disclosures should be distinguished from the
            situation in which company officers routinely answer questions from you about previously-issued press releases, earnings reports, regulatory filings, or otherwise help you to fill in the gaps of your analysis.

          _    In brief, you are not prohibited from using information
            obtained legitimately through your own analysis or appropriate investigative efforts, if you are satisfied that the disclosure of such information to you was not unlawful.

     G.   Possession vs. Use

          _    The "possession" test has been adopted in the Exchange Act,
            Rule 14e-3, relating to tender offers. The treble damage penalty of the Insider Trading Sanctions Act ("ITSA") as well as the damage provisions of the Insider Trading and Securities Fraud Enforcement Act of 1988, explicitly apply to persons who "possess" material nonpublic information.

          _    However, under Section 10(b) there is a conflict. While the
            SEC argues that "possession" rather than "use" is the appropriate standard, language in some court decisions appears to support the "use test." That is, the requirement that the material non-public information has been a factor (i.e., has been used) in the decision to buy or sell. To deal with the potentially difficult proof problem, however, courts create a rebuttable presumption that trading is caused by possession of the information where the information is both material and non-public.

          _    It is, therefore, very important to document that one's
            purchase or sale decision or recommendation was based on legitimate investigatory work and was not based on material non-public information. While such a demonstration may not provide an absolute defense to all charges, it can support the argument that there can be no breach of duty to support a fraud charge under Section 10(b) unless the defendants used the improper information.

VI.  SCIENTER

     _    The Supreme Court has held that to prove a violation of
       Section 10(b), a plaintiff (whether the government or a private plaintiff) must prove "scienter." The Court defined scienter as an "intent to deceive, manipulate or defraud," but also stated that it embraces "knowing" misconduct and reserved the issue whether it includes recklessness. Lower courts have held that in most cases recklessness satisfies the scienter requirement of
       Section 10(b).

     _    There is some uncertainty about exactly how the scienter
       requirement  fits into insider trading cases.   Under  the
       possession test, it would appear sufficient if the insider knew (or was reckless in not knowing) that the information was material and nonpublic. Under the fiduciary duty/fraud theory, however, it is not enough that the insider trade on the basis of information that is material and nonpublic. Insider trading is not actionable unless the person trades in breach of a fiduciary duty owed to the other party in the transaction. In this situation, the interpretation most consistent with the Court's theory is that the insider must know of (or be reckless in not knowing) the facts that made the trade a breach of duty to the other party in the transaction. Under the misappropriation theory, the insider must know (or be reckless in not knowing) the facts that make the trade a breach of duty owned to someone other than the other party to the transaction.

     _    Scienter generally arises as an issue in tippee cases.  Even under the possession test, it was necessary to show that the tippee knew (or at least should have known) that the information was material and nonpublic. Dirks, however, adds the further requirement that the tippee "[know] or should know that there has been a breach." As one district court stated, to prove that a tippee acted with scienter, the plaintiff must prove that he/she" knew or had reason to know that [the tipper] communicated material, nonpublic information for direct or indirect personal gain . . . ." The "should know" and "reason to know" formulations are curious since they are more akin to a negligence formulation than a recklessness standard.


VII. FRONT-RUNNING RESTRICTIONS

     _    The purchase or sale of securities while in possession of
       material non-public information concerning block transactions in those securities is known as "front-running."

     _    Trading before a research recommendation is announced or
       before its market impact has been felt is also known as "front-running." It has been interpreted to violate the requirements of the Exchanges and the NASD that brokers adhere to just and equitable principles of trade.


VIII.     COMPLIANCE WITH THESE GUIDELINES

     _     These  guidelines will be distributed to  all  present
       employees and to all new employees at the time of their employment. The guidelines will be acknowledged by all employees in writing. From time to time they will be re-circulated and revised in light of new developments.

     _    If there is any unresolved question in your mind as to the applicability and interpretation of these guidelines or the propriety of any desired action, the matter must be discussed with the Compliance Officer prior to trading or disclosure of the information.
                       ACKNOWLEDGMENT FORM
             To be completed by all Essex employees

TO: Compliance Officer

FROM: __________________________

DATE: ___________________________

SUBJECT:  Acknowledgment Form - Essex Code of Ethics



I acknowledge that I have received, read, understood and I hereby assure that I will comply with Essex Investment Management
Company, LLC's Code of Ethics.



     NAME                            DATE


                PRE-CLEARANCE AUTHORIZATION FORM


TO: Compliance Officer

FROM: __________________________

DATE: ___________________________

SUBJECT:  Proposed Personal Security Transactions

I am currently considering a buy/sell, long/short transaction involving ____________ shares of the following security:
Symbol: ____________________________________________________________


In an attempt to avoid a conflict of interest or even the appearance of a conflict of interest, I hereby certify that there are not any open orders currently pending for the above-referenced security. In addition, I am not aware of any interest that might result in any activity in the above-referenced security during the immediate days ahead. Lastly, I hereby confirm there has been no activity during the prior three business days (and up to the time I sign this form) by any of our clients.



     Head Trader               Time              Date

I hereby certify that, to the best of my knowledge, there is not any research currently being conducted and I have not directed any person to perform such research which might result in transaction activity in the above-referenced security during the immediate days ahead.



Director of Research,                            Date
President, Compliance
 Officer or Chairman

Pursuant to section II. J. of the Code of Ethics, I certify that the above contemplated transaction is in a large, liquid stock with high trading volume and whose purchase or sale by the employee will not impact the stock. Further, any current or subsequent purchase or sale by Essex would not generally be expected to impact the stock and thereby benefit the employee.



     Head Trader               Time              Date

Based upon the above certifications, I have determined that my transaction activity will not conflict with any transaction placed or contemplated on behalf of Essex clients. I certify that I will not sell/cover this security within thirty days of this transaction. Beyond this, I do not believe there to be even the appearance of a possible conflict of interest. In addition, I am not aware of any information which has not been disclosed to the Investment Committee, which, if it had been disclosed might have resulted in either the purchase or sale of a security for any of Essex's clients accounts. Further, I understand that in the event that a subsequent transaction occurs which would, in the opinion of the Compliance Officer, create or result in a conflict of interest or the appearance of a conflict, the Compliance Officer may require the cancellation of my transaction.



      Employee                                   Date

               PERSONAL SECURITIES HOLDINGS REPORT
        (For use as an Initial or Annual Holdings Report)

Pursuant to Section V.D. or V.F. of the Code, please list all securities accounts and securities holdings for each securities account in which you or any Affiliated Person as listed in
Section IV has a beneficial interest. You do not need to list those securities that are exempt pursuant to Section II.I.

     Is this an Initial or Annual Report?
     _________________________
     Name of Affiliated Person:
      _________________________
     Name of Account Holder:            _________________________
     Relationship to Affiliated Person:
      _________________________

SECURITIES HOLDINGS:

Attach to this Report your most recent account statement and/or list securities held below:

     Security Name       Quantity  Principal Amount
Broker/Dealer/Bank

1.

2.

3.

4.

(Attach separate sheets as necessary)

SECURITIES ACCOUNTS:

     Account Name   Account # Date Acct. Opened
Broker/Dealer/Bank

1.

2.

3.

4.

(Attach separate sheets as necessary)

I certify that this Report and the attached statements (if any) constitute all the securities accounts and securities that must be reported pursuant to this Code.

________________________                     _______________________
Affiliated Person Signature(s)                 Print Name(s)
Date

                                           Exhibit p.5
  				           -------------

     POLICY STATEMENT AND PROCEDURES OF FIRST QUADRANT, L.P.
    REGARDING MATERIAL INSIDE INFORMATION AND INSIDER TRADING








                           August 2000
     POLICY STATEMENT AND PROCEDURES OF FIRST QUADRANT, L.P.
    REGARDING MATERIAL INSIDE INFORMATION AND INSIDER TRADING




I.   Policy Statement

     First Quadrant, L.P. ("First Quadrant") takes the position that strict adherence to the Securities Exchange Act of 1934, as amended, the Investment Advisers Act of 1940, as amended, and the rules and regulations promulgated thereunder, is in the best interests of First Quadrant, its clients and prospective clients ("Clients"), its employees, the security industry and the investing public. In particular, First Quadrant believes that misuse of material, non-public information in the trading of securities is detrimental to the securities industry and the investing public. Therefore, First Quadrant maintains and enforces written policies and procedures, reasonably designed taking into consideration the nature of First Quadrant's business, to prevent the misuse of material, non-public information by First Quadrant or any limited partner or employee of First Quadrant.

     No First Quadrant limited partner or employee shall (i) purchase or sell either personally or on behalf of others (such as private accounts managed by First Quadrant), any security while in possession of material, non-public information or (ii) communicate material, non-public information to others except with the consent of the
     Compliance Officer and after due consideration of the appropriateness of such communication. This policy applies to every limited partner and employee and extends to activities within and outside their duties at First Quadrant. Every limited partner and employee must read, become familiar with, acknowledge receipt of and retain a copy of this Policy Statement and Procedures of First Quadrant, L.P. Regarding Material Inside Information and Insider Trading ("Procedures").


II.  Criminal Acts and Anti-Fraud Provisions

     Purchasing or selling a security while in possession of material, nonpublic information or communication of such information in connection with a transaction in securities may constitute a criminal act and subject the person committing such violation to criminal and civil sanctions.

     Section 206 of the Investment Advisers Act of 1940, as amended ("Advisers Act"), contains general anti-fraud provisions applicable to all investment advisers. Section 17(a)* of the Securities Act of 1933, as amended ("Securities Act"), Section 10(b)* of the Securities Exchange Act of 1934, as amended ("Exchange Act"), and Rule 10(b)-5* thereunder contain additional anti-fraud provisions applicable in connection with every purchase or sale of a security.

     *See Appendix A
     The  anti-fraud  provisions of the Securities  Act  and  the
     Exchange  Act  encompass  the  defrauding  of  any   person,
     directly or indirectly, in connection with the purchase or sale of any security.

     The Insider Trading and Securities Fraud Enforcement Act of 1988 has added new Sections 20A* and 21A* to the Exchange Act and amended Section 32* of the Exchange Act to significantly increase the civil and criminal penalties for misuse of inside information. * See Appendix A


III. Procedures  Applicable to Limited Partners and Employees  of
     First Quadrant

     A.Definitions  -  These  Procedures  set  forth   guidelines
       regarding  the duty of each limited partner  and  employee of First Quadrant to avoid professional or personal investment transactions which would constitute a prohibited activity and to comply with First Quadrant's policy regarding material inside information and insider trading. For purposes of these Procedures, the following definitions shall apply:

       1."Advisory  Representative" means any limited partner  or employee of First Quadrant; any limited partner or employee who makes any recommendation, who participates in the determination of which recommendation shall be made, or whose functions or duties relate to the determination of which recommendation shall be made; any limited partner or employee who, in connection with his duties, obtains any information concerning which securities are being recommended prior to the effective dissemination of such recommendations or of the information concerning such recommendations; and any of the following persons who obtain information concerning securities recommendations being made by First Quadrant prior to the effective dissemination of such recommendations or of the information concerning such recommendations: (i) any person in a control relationship to First Quadrant, (ii) any affiliated person of such controlling person and (iii) any affiliated person of such affiliated person (Rule 204-2(a)(12)(A)).

       2."Security" means any note, stock, treasury stock,  bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing
          agreement,         collateral-trust        certificate,
          preorganization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option or privilege on any security (including a certificate of deposit) or any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option or privilege entered into on a national securities exchange relating to foreign currency, or, in general, any interest or instrument commonly known as a "security," or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guaranty of, or warrant or right to subscribe to or purchase any of the foregoing.

       3.A  security is "under consideration for recommendation,"
          with  respect  to the person making the recommendation,
          when   such  person  is  considering  making   such   a
          recommendation.

       4."Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security or entering into any other contract for the purchase or sale of such security, whether or not such contract is conditioned upon intervening events.

       5."Chief  Compliance  Officer" and  "Assistant  Compliance
          Officer" means the person or persons designated from time to time by the limited partners of First Quadrant to receive reports pursuant to Section III.E. of this procedure.

       6."Inside   Information"   is  information   directly   or
          indirectly pertaining to a company that has not been publicly disclosed. Information received with respect to a company under circumstances that indicate that it is not yet in general circulation should be deemed to be inside information. Facts indicating that information is generally available include, for example, the announcement of the information on the broad tape or by Reuters, The Wall Street Journal or trade publications.

       7."Material  Inside Information" is any Inside Information
          about a company, the dissemination of which is likely to affect the market price of any of the company's securities or is likely to be considered of importance by reasonable investors in determining whether to trade in such securities. Inside Information should be presumed "Material" if it relates to such matters as (but is not limited to) significant changes in financial condition, proposed dividend increases or decreases, significant deviations from analysts' earnings estimates, significant changes in previously released earnings estimates by the company, significant expansion or curtailment of operations, a significant increase or decline of orders, significant merger or acquisition proposals or agreements, significant new products or discoveries, extraordinary management developments or purchase or sale of substantial assets. Information concerning any changes of the type described in the preceding sentence, even if such change is not significant, may also be "Material" in some instances.

       8. "Material Information" generally is defined as information for which there is a reasonable likelihood that a reasonable investor would consider it when making his or her investment decisions, or information that is reasonably likely to have an effect on the price of a company's securities.

         Material  information does not have to be obtained  from
          an insider of the company to which such information pertains. For example, in Carpenter v. U.S., 108 U.S. 316 (1987), the Supreme Court considered as material certain information about the contents of a forthcoming newspaper column that was expected to affect the market price of a security. In that case, a Wall Street Journal reporter was found criminally liable for disclosing to others the dates that reports on various companies would appear in the Journal and whether those reports would be favorable or not.

     B.Prohibited Purchases and Sales

       No Advisory Representative shall cause or permit the purchase or sale, directly or indirectly, of any security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership* and which to his actual knowledge at the time of such purchase or sale:

       (i)    is being recommended to a First Quadrant Client;
       (ii)   is under consideration for such recommendation;
       (iii)  is being purchased or sold by a Client;
       (iv) is being purchased or sold by First Quadrant on behalf of a Client; or
       (v)    is being purchased or sold by First Quadrant.


       *    See Appendix B

     C.Material Inside Information

       Although, to supplement its own research and analysis, to corroborate data compiled by its staff and to consider the views and information of others in arriving at its investment decisions, First Quadrant, consistent with its efforts to secure best price and execution, may allocate brokerage business to those broker-dealers in a position to provide such services, it is the policy of First Quadrant not to allocate brokerage in consideration of the furnishing of Material Inside Information and First Quadrant limited partner and employees, when recommending the allocation of brokerage to broker-dealers or otherwise, should not give consideration to any Material Inside Information furnished by any broker-dealer.

       First Quadrant's limited partners and employees have no obligation to its Clients that would require First Quadrant or its limited partners or employees to trade or recommend trading on the basis of Material Inside Information in its possession. Such person's fiduciary responsibility to First Quadrant's Clients does not require that they disregard the limitations imposed by the Federal Securities Laws, particularly Rule 10b-5.*

       Whenever a limited partner or employee of First Quadrant receives Material Inside Information about a company that is not public, he should not trade or recommend trading on the basis of such information or divulge such information to persons other than the First Quadrant Chief Compliance Officer until he/she is satisfied that the information is public. If he/she has any question at all as to whether the information is material or whether it is inside and not public information, he/she must resolve the question or questions before trading, recommending trading or divulging the information.

       Any question as to the applicability or interpretation of the foregoing standards or the propriety of any desired action, must be discussed with the Chief Compliance Officer prior to trading or recommending trading of a security.


       * Court and SEC administrative decisions interpreting Rule 10b-5 promulgated under the Securities Exchange Act of 1934 make it unlawful for any person to trade or recommend trading in securities on the basis of Material Inside Information.

     D.Nondisclosure of Client Information

       No limited partner or employee of First Quadrant shall disclose the identity, investments, portfolio positions or transactions or other confidential investment information regarding any Client unless such disclosure has been approved by the Chief Compliance Officer. This prohibition shall not apply to any disclosure required by law. However, notification to the Chief Compliance Officer must be made prior to any disclosure of information.

     E.Reports on Securities Transactions

       A list of securities in which First Quadrant has engaged in transactions on behalf of its clients ("Restricted List") is generated daily by the Equity Trading Department. No limited partner or employee of First Quadrant, their family members, or trusts of which they are trustees or in which they have a beneficial interest (see Appendix B) may purchase or sell any securities on this Restricted List for three days after such security has been placed on the Restricted List. Prior to any purchase or sale of a security, every limited partner and employee of First Quadrant must obtain written pre-
       clearance of such transaction from the Director of Trading using the Personal Securities Trade Authorization Form. The original must be forwarded to the Chief Compliance Officer. In the case of transactions on the part of the Director of Trading, the Chief Compliance Officer must sign the written pre-clearance before the transaction is executed. An approved Personal Securities Trade Authorization Form is effective for only one trading day at a time. The specific trading date will be so noted on the form at the time of approval. If the trade is not executed by a broker on that particular trading day and the limited partner or employee wants to execute the trade on a subsequent trading day they must obtain a new approved form. This policy effectively prohibits the use of "good till cancelled" limit orders of any kind. Limit orders involving same day execution are permissible.

       Every limited partner and employee shall instruct his broker(s) to send a duplicate monthly statement to the Chief Compliance Officer, which statement will minimally state the trade and settlement dates, the name of security traded, the type of transaction and the price of the security.

       In addition, every Advisory Representative shall file with the Chief Compliance Officer a report of the information required by the Personal Investment Transaction Report (Appendix C) with respect to a transaction in a security in which the Advisory Representative has or acquires any direct or indirect beneficial interest. An Advisory Representative shall not be required to make a report with respect to transactions in securities which are direct obligations of the United States or are issued by open-end investment companies (mutual funds). Notwithstanding anything herein to the contrary, an Advisory Representative shall, however, be required to make a report with respect to transactions in securities of any mutual fund which is managed by First Quadrant or to which First Quadrant acts as an investment adviser. Any report filed pursuant hereto may contain a statement declaring that the reporting of any transactions shall not be construed as an admission that the Advisory Representative has any direct or indirect beneficial ownership in the security. Every report shall be made not later than 10 days after the end of the calendar month in which the transaction was effected.

       If  no  transactions  have  been  entered  into  during  a
       calendar   quarter,  a  Personal  Securities   Transaction
       Report must be completed, stating that no transactions occurred during that quarter.

       The  Chief  Compliance Officer shall compare the  personal securities transactions as reported on the broker's monthly statement and the Personal Investment Transaction Reports with the Restricted Lists to determine whether a violation of this procedure may have occurred. If he/she believes that a violation may have been committed by any person, the Chief Compliance Officer shall give such person an opportunity to supply additional explanatory material.

       If the Chief Compliance Officer believes that a violation of this Procedure has or may have occurred, he/she shall submit their determination in writing, together with the duplicate monthly statement of the broker, the Personal Securities Transaction Report and any additional explanatory material provided by the reporting individual, to the Management Committee of First Quadrant, which shall make an independent determination of whether a violation has occurred. Except as required by law, information provided by the reporting individual may only be disclosed to the Chief Compliance Officer and the Management Committee of First Quadrant.

       The duplicate monthly statement of the broker and the Personal Investment Transaction Reports of the Chief Compliance Officer shall be reviewed by the Chief Executive Officer, who shall act in all respects in the manner prescribed herein for the Chief Compliance Officer.

       The Chief Compliance Officer shall review the securities transaction for each Advisory Representative quarterly. After such quarterly review, the Chief Compliance Officer will complete a Review Certificate for each Advisory Representative.

       On an annual basis, each limited partner, Advisory Representative and employee will be asked to update their current outside brokerage accounts, including the disclosure of other investments not held at a brokerage firm, e.g., participation in a limited partnership, private placements, joint ventures, etc. Additionally, all individuals will be asked to disclose whether they are an owner, director, officer or partner of an organization unaffiliated with the firm.

IV.  Enforcement of the Procedures

     The following procedure is hereby established for the enforcement of this Procedure:

     A copy of this Procedure shall be delivered to each limited partner and employee of First Quadrant. Each limited partner and employee of First Quadrant shall certify in writing
     (Appendix E) to First Quadrant annually:

     (a)    That  he  or  she  is  in  compliance  with  the
            requirements of this Procedure;
     (b)    That  to his or her knowledge, he or she  has  no
            beneficial   interest  in  any  brokerage  or   securities
            account other than as set forth in such certificate.


V.   Sanctions

     Upon determination that a violation of this Procedure has occurred, the Management Committee of First Quadrant may impose the following sanctions as appropriate. The first violation will result in a verbal warning. A second violation will result in a written warning, with a copy placed in your personal file. A third violation will result in First Quadrant restricting you in writing from opening any new positions for one month from the date the letter is written. Continued violations beyond the scenario presented may lead to termination of employment.


VI.  Recordkeeping

     First Quadrant shall maintain in an easily accessible place a copy of this Procedure. Copies of (I) Annual Code of Ethics Certifications filed by all limited partners and employees of First Quadrant, (ii) broker's monthly statements, (iii) Personal Securities Trade Authorizations Reports, (iv) Personal Securities Transaction Reports filed by Advisory Representatives, and (v) records of any violations of this Procedure and of any action taken in connection therewith by the Management Committee shall also be maintained in an easily accessible place for a period of at least six (6) years from the date thereof.


VII. Review of Procedures

     The  Chief Compliance Officer will review these policies and
     procedures  at  least  annually  to  ensure  continuity   of
     compliance under the current state of the law regarding insider trading.


VIII.     Annual Reports to Management

     On an annual basis, the Chief Compliance Officer will prepare a written report to the Management Committee of First Quadrant setting forth the following:

       1. A  summary of existing procedures to detect and  prevent insider trading;
       2. Full details of any investigation, either internal or by a regulatory agency, of any suspected insider trading and the results of such investigation;
       3. An   evaluation  of  the  current  procedures  and   any
          recommendations for improvement; and
       4. A    description   of   First   Quadrant's    continuing
          educational   program   regarding   insider    trading,
          including the dates of such programs since the last report to management.

                           APPENDIX A


                      ANTI-FRAUD PROVISIONS

     SEC. 206 of the Investment Advisers Act of 1940.

     It shall be unlawful for any investment adviser, by use of the mails or any means or instrumentality of interstate commerce, directly or indirectly-

       (1)to employ any device, scheme, or artifice to defraud any client or prospective client;

       (2)to engage in any transaction, practice, or course of business which operates as a fraud or deceit upon any client or prospective client;

       (3)acting as principal for his own account, knowingly
          to sell any security to or purchase any security from a client, or acting as broker for a person other than such client, knowingly to effect any sale or purchase of any security for the account of such client, without disclosing to such client in writing before the completion of such transaction the capacity in which he is acting and obtaining the consent of the client to such transaction. The prohibitions of this paragraph
          (3) shall not apply to any transaction with a customer of a broker or dealer if such broker or dealer is not acting as an investment adviser in relation to such transaction;

       (4)to engage in any act, practice, or course of business which is fraudulent, deceptive, or manipulative. The Commission shall, for the purposes of this paragraph (4) by rules and regulations define, and prescribe means reasonably designed to prevent, such acts, practices, and courses of business as are fraudulent, deceptive, or manipulative.


     SEC. 17 of the Securities Act of 1933.

      (a)It  shall be unlawful for any person in the offer
       or  sale  of  any securities by the use of  any  means  or
       instruments   of   transportation  or   communication   in
       interstate commerce or by the use of the mails, directly or indirectly

       (1) to employ any device, scheme, or artifice to defraud, or

       (2) to obtain money or property by means of any untrue statement of a material fact or any omission to state a material fact necessary in order to make the statements made, in the light of the circumstances under which they were made, not misleading, or

       (3) to engage in any transaction, practice, or course of business which operates or would operate as a fraud or deceit upon the purchaser...


     SEC. l0(b) of the Securities Exchange Act of 1934.

     It shall be unlawful for any person, directly or indirectly, by the use of any means or instrumentality of interstate commerce or of the mails, or of any facility of any national securities exchange

     (b)to use or employ, in connection with the purchase
       or   sale   of  any  security  registered  on  a  national
       securities exchange or any security not so registered, any manipulative or deceptive device or contrivance in contravention of such rules and regulations as the Commission may prescribe as necessary or appropriate in the public interest or for the protection of investors.


     RULE 10(b)-5 pursuant to the Securities Exchange Act of 1934

     It shall be unlawful for any person, directly or indirectly, by the use of any means or instrumentality of interstate commerce, or of the mails, or of any facility of any national securities exchange

       (1) to employ any device, scheme, or artifice to defraud,

       (2) to make any untrue statement of a material fact or
           to omit to state a material fact necessary in order to make the statements made, in the light of the circumstances under which they were made, not misleading, or

       (3) to engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any person, in connection with the purchase or sale of any security.


     SEC. 20A of the Securities Exchange Act of 1934

     (a)Private Rights of Action Based on Contemporaneous
        Trading. Any person who violates any provision of this title or the rules or regulations thereunder by purchasing or selling a security while in possession of material, nonpublic information shall be liable in an action in any court of competent jurisdiction to any person who, contemporaneously with the purchase or sale of securities that is the subject of such violation, has purchased (where such violation is based on a sale of securities) or sold (where such violation is based on a purchase of securities) securities of the same class.

     (b)Limitations on Liability.

       (1)Contemporaneous Trading Actions Limited to Profit Gained or Loss Avoided. The total amount of damages imposed under subsection (a) shall not exceed the profit gained or loss avoided in the transaction or transactions that are the subject of the violation.

       (2)Offsetting Disgorgements Against Liability. The total amount of damages imposed against any person under subsection (a) shall be diminished by the amounts, if any, that such person may be required to disgorge, pursuant to a court order obtained at the instance of the Commission, in a proceeding brought under section 21(d) of this title relating to the same transaction or transactions.

       (3)Controlling Person Liability. No person shall be liable under this section solely by reason of employing another person who is liable under this section, but the liability of a controlling person under this section shall be subject to 20(a) of this title.

       (4)Statute of Limitations. No action may be brought under this section more than 5 years after the date of the last transaction that is the subject of the violation.

     (c)Joint and Several Liability for Communicating. Any
        person  who  violates any provision of this title  or  the rules or regulations thereunder by communicating material, nonpublic information shall be jointly and severally liable under subsection (a) with, and to the same extent as, any person or persons liable under subsection (a) to whom the communication was directed.

     (d)Authority Not to Restrict Other Express or Implied
        Rights of Action. Nothing in this section shall be construed to limit or condition the right of any person to bring an action to enforce a requirement of this title or the availability of any cause of action implied from a provision of this title.

     (e)Provision Not to Affect Public Prosecutions. This
        section shall not be construed to bar or limit in any manner any action by the Commission or the Attorney
        General under any other provision of this title, nor shall it bar or limit in any manner any action to recover penalties, or to seek any other order regarding penalties.


     SEC. 21A of the Securities Exchange Act of 1934

     (a)Authority to Impose Civil Penalties.

       (1) Judicial   Actions   by  Commission   Authorized.
           Whenever it shall appear to the Commission that any person has violated any provision of this title or the rules or regulations thereunder by purchasing or selling a security while in possession of material, nonpublic information in, or has violated any such provision by communicating such information in connection with, a transaction on or through the facilities of a national securities exchange or from or through a broker or dealer, and which is not part of a public offering by an issuer of securities other than standardized options, the Commission:

 (A) may bring an action in a United States district court to seek and the court shall have jurisdiction to impose, a civil penalty to be paid by the person who committed such violation; and

 (B) may, subject to subsection (b)(l) bring an action in a United States district court to seek, and the court shall have jurisdiction to impose, a civil penalty to be paid by a person who, at the time of the violation directly or
     indirectly   controlled  the  person  who   committed   such
     violation.

       (2)Amount of Penalty for Person who Committed Violation. The amount of the penalty which may be imposed on the person who committed such violation shall be determined by the court in light of the fact and circumstances, but shall not exceed three times the profit gained or loss avoided as a result of such unlawful purchase, sale, or communication.

       (3)Amount  of  Penalty  for Controlling  Person.  The
          amount of the penalty which may be imposed on any person who, at the time of the violation, directly or indirectly controlled the person who committed such violation, shall be determined by the court in light of the facts and circumstances, but shall not exceed the greater of $1,000,000 or three times the amount of the profit gained or loss avoided as a result of such controlled person's violation. If such controlled person's violation was a violation by communication, the profit gained or loss avoided as a result of the violation shall, for purposes of this paragraph only, be deemed to be limited to the profit gained or loss avoided by the person or persons to whom the controlled person directed such communication.

     (b) Limitations on Liability.

       (1)Liability of Controlling Persons. No controlling person shall be subject to a penalty under subsection
          (a)(l)(B) unless the Commission establishes that:

 (A) such controlling person knew or recklessly disregarded the fact that such controlled person was likely to engage in the act or acts constituting the violation and failed to take appropriate steps to prevent such act or acts before they occurred; or

 (B) such controlling person knowingly or recklessly failed to establish, maintain, or enforce any policy or procedure required under section 15(f) of this title or section 204A of the Investment Advisers Act of 1940 and such failure substantially contributed to or permitted the occurrence of the act or acts constituting the violation.

       (2)Additional Restrictions on Liability. No person shall be subject to a penalty under subsection (a) solely by reason of employing another person who is subject to a penalty under such subsection, unless such employing person is liable as a controlling person under paragraph (1) of this subsection. Section 20(a) of this title shall not apply to actions under subsection (a) of this section.

       (3)Authority of Commission. The Commission, by such rules, regulations, and orders as it considers necessary or appropriate in the public interest or for the protection of investors, may exempt, in whole or in part, either unconditionally or upon specific terms and conditions, any person or transaction or class of persons or transactions from this section.

     (d) Procedures for Collection.

       (1)Payment of Penalty to Treasury. A penalty imposed under this section shall (subject to subsection (e)) be payable into the Treasury of the United States.

       (2)Collection of Penalties. If a person upon whom such a penalty is imposed shall fail to pay such penalty within the time prescribed in the court's order, the Commission may refer the matter to the Attorney General who shall recover such penalty by action in the appropriate United States district court.

       (3)Remedy not Exclusive. The actions authorized by  this
          section may be brought in addition to any other actions
          that  the  Commission  or  the  Attorney  General   are
          entitled to bring.

       (4)Jurisdiction and Venue. For purposes of section 27 of this title, actions under this section shall be actions to enforce a liability or a duty created by this title.

       (5)Statute of Limitations. No action may be brought under this section more than 5 years after the date of the purchase or sale. This section shall not be construed to bar or limit in any manner any action by the Commission or the Attorney General under any other provision of this title, nor shall it bar or limit in any manner any action to recover penalties, or to seek any other order regarding penalties, imposed in an action commenced within 5 years of such transaction.

     (e)Authority   to  Award  Bounties  to  Informants.
        Notwithstanding the provisions of subsection (d)(l), there shall be paid from amounts imposed as a penalty under this section and recovered by the Commission or the Attorney General, such sums, not to exceed 10 percent of such amounts, as the Commission deems appropriate, to the person or persons who provide information leading to the imposition of such penalty. Any determinations under this subsection, including whether, to whom, or in what amount to make payments, shall be in the sole discretion of the Commission, except that no such payment shall be made to any member, officer, or employee of any appropriate regulatory agency, the Department of Justice, or a self-regulatory organization. Any such determination shall be final and not subject to judicial review.

     (f)Definition. For purposes of this section, "profit gained" or "loss avoided" is the difference between the purchase or sale price of the security and the value of that security as measured by the trading price of the security a reasonable period after public dissemination of the nonpublic information.


     SEC. 32 of the Securities Exchange Act of 1934

     (a)Any person who willfully violates any provision of this title (other than section 30A), or any rule or regulation thereunder the violation of which is made unlawful or the observance of which is required under the terms of this title, or any person who willfully and knowingly makes, or causes to be made, any statement in any application, report, or document required to be filed under this title or any rule or regulation thereunder or any undertaking contained in a registration statement as provided in subsection (d) of section 15 of this title or by a self-regulatory organization in connection with an application for membership or participation therein or to become associated with a member thereof, which statement was false or misleading with respect to any material fact, shall upon conviction be fined not more than $1,000,000 or imprisoned not more than 10 years, or both, except that when such person is a person other than a natural person, a fine not exceeding $2,500,000 may be imposed; but no person shall be subject to imprisonment under this section for the violation of any rule or regulation if he proves that he had no knowledge of such rule or regulation.

     (b)Any issuer which fails to file information, documents, or reports required to be filed under subsection (d) of section 15 of this title or any rule or regulation thereunder shall forfeit to the United States the sum of $100 for each and every day such failure to file shall continue. Such forfeiture, which shall be in lieu of any criminal penalty for such failure to file which might be deemed to arise under subsection (a) of this section, shall be payable into the Treasury of the United States and shall be recoverable in a civil suit in the name of the United States.

     (c) (l)(A)  Any issuer that violates section  30A(a)
                 shall be fined not more than $2,000,000.
            (B)  Any issuer that violates section 30A(a)
                 shall be subject to a civil penalty of not more than $10,000 imposed in an action brought by the Commission.
         (2)(A) Any officer or director of an issuer, or stockholder acting on behalf of such issuer, who willfully violates section 30A(a) shall be fined not more than $100,000, or imprisoned not more than 5 years, or both.
            (B)  Any employee or agent of an issuer  who
                 is a United States citizen, national, or resident or is otherwise subject to the jurisdiction of the United States (other than an officer, director, or stockholder acting on behalf of such issuer), and who willfully violates section 30A(a), shall be fined not more than $100,000, or imprisoned not more than 5 years, or both.
           (C)   Any  officer,  director,  employee,  or
                 agent of an issuer, or stockholder acting on behalf of such issuer, who violates section 30A(a) shall be subject to a civil penalty of not more than $10,000 imposed in an action brought by the Commission.
        (3)      Whenever   a  fine  is  imposed   under
                 paragraph (2) upon any officer, director, employee, agent, or stockholder of an issuer, such fine may not be paid, directly or indirectly, by such issuer.

                           APPENDIX B



            Beneficial Ownership - Interpretive Guide

     "Beneficial Ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an advisory representative has or acquired (and not only those of companies registered under Section 12 of such
     Act).

     Securities owned of record or held in a person's name are generally considered to be beneficially owned by that person.

     Securities held in the name of any other person are deemed to be beneficially owned by the person in question if by reason of any contract, understanding, relationship, agreement or other arrangement, the person in question obtains therefrom benefits substantially equivalent to those of ownership, including the power to vote, or to direct the disposition of, such securities.

     Beneficial ownership includes securities held by others for a person's benefit (regardless of record ownership), e.g. securities held for a person or member of the person's immediate family (as defined below) by agents, custodians, brokers, trustees, executors or other administrators; securities owned by a person, but which have not been transferred into that persons name on the books of the company; securities which that person has pledged; securities owned by a partnership of which that person is a member; and securities owned by a corporation that should be regarded as that persons personal holding corporation. Beneficial ownership also includes securities held in the name or for benefit of a persons immediate family (which includes his or her spouse, minor children, stepchildren and relatives or relatives of his or her spouse who are sharing his or her home) unless because of special and countervailing circumstances (such as a divorce or separation), such person does not enjoy benefits substantially equivalent to those of ownership, such as application of the income derived from such securities to maintain a common home or to meet expenses which he or she otherwise would meet from other sources. He or she is also deemed the beneficial owner of securities held in the name of some other person, even though he or she does not obtain benefits of ownership, if he or she can vest or revest title at once, or at some future time.

     In addition, the Securities and Exchange Commission ("SEC") has promulgated certain rules which provide that a person shall be deemed the beneficial owner of a security which he or she has the right to acquire through the exercise of any presently exercisable option, warrant or right or through the conversion of a presently convertible security.

     With respect to ownership of securities held in trust, beneficial ownership includes the ownership of securities as a trustee in instances where either a person as trustee or a member of his or her "immediate family" have a vested interest in the income or corpus of the trust, the ownership by such person of a vested beneficial interest in the trust and the ownership of securities as a settlor of a trust in which he or she as the settlor has the power to revoke the trust without obtaining the consent of the beneficiaries. Certain exemptions to these trust beneficial ownership rules exist, including an exemption for instances where beneficial ownership is imposed solely by reason of his or her being settlor or beneficiary of the securities held in trust where the ownership, acquisition and disposition of such securities by the trust is made without his or her prior approval as settlor or beneficiary. "Immediate family" of a person as a trustee means such person's son or daughter
     (including a legally adopted child) or any descendants of either, a stepson or stepdaughter, a father or mother or any ancestor of either, a stepfather or stepmother and a spouse.

     The SEC has promulgated rules with respect to indirect beneficial ownership. To the extent that stockholders of a company use it as a personal trading or investment medium and the company has no other substantial business, stockholders are regarded as beneficial owners, to the extent of their respective interests, of the stock thus invested or traded in. A general partner in a partnership is considered to have indirect beneficial ownership in the securities held by the partnership to the extent of his or her pro rata interest in the partnership. Indirect beneficial ownership is not, however, considered to exist solely by reason of an indirect interest in portfolio securities held by any holding company registered under the Public Utility Holding Company Act of 1935, any investment company registered under the Investment Company Act of 1940, a pension or retirement plan holding securities of an issuer whose employees generally are beneficiaries of the plan and a business trust with over 25 beneficiaries.

     The final determination of the existence of beneficial ownership is, of course, a question to be determined in the light of the facts of the particular case. It should be noted that although a report filed under Section III(E) includes the holdings of other members of a person's family, such person may disclaim that such report is an admission of beneficial ownership of such securities.

                            APPENDIX C

                            APPENDIX D


                         CODE OF ETHICS



This Code of Ethics sets forth standards of business ethical conduct to be maintained by directors, officers and employees in First Quadrant, L.P. ("First Quadrant").

1. No limited partner or employee of First Quadrant shall knowingly compete or aid or advise any person, firm, or corporation in competing with First Quadrant in any way, or engage in any activity in which his personal interests in any manner conflict, or might conflict with those of First Quadrant.

2. No limited partner or employee of First Quadrant shall be employed by or have, directly or indirectly, a significant financial interest in any firm, corporation or business of any sort which is engaged in the same or similar lines of business as that carried on by First Quadrant. A significant financial interest is one, which is so substantial as to create a potential risk of interference with such individual's independent exercise of judgment in the best interest of First Quadrant.

3. No limited partner or employee of First Quadrant shall accept or request, directly or indirectly, any favor or thing of value from any person, firm, or non-affiliated corporation, negotiating, contracting, or in any way dealing with First Quadrant or likely to negotiate, contract, or deal with First Quadrant, if such favor or thing of value is such as might influence him in negotiating, contracting or dealing with such person, firm, or corporation; and any limited partner or employee who is offered any such favor or thing of value, directly or indirectly, by any such person, firm or corporation shall immediately report such offer to the Chief Executive Officer for communication to the Management Committee.

4. No limited partner or employee of First Quadrant shall, directly or indirectly, give any favor or thing of value to or engage in the entertainment of any person, firm or non-affiliated corporation, negotiating, contracting or in any way dealing with First Quadrant or likely to negotiate, contract, or deal with First Quadrant, except as may be consistent with generally acceptable ethical standards and accepted business practices and not in violation of any applicable law.

5. No limited partner or employee shall participate on behalf of First Quadrant in any negotiations or dealings of any sort with any person, firm, or non-affiliated corporation in which he has, directly or indirectly, an interest, whether through a personal relationship which is more than mere acquaintance, or through stockholding or otherwise, except an ordinary investment not sufficient to in any way affect his judgment, conduct, or attitude in the matter, or give him a personal interest therein.


6. No limited partner or employee shall receive, in addition to his regular salary, fees, or other compensation as fixed by the Management Committee, any money or thing of value, directly or indirectly, or through any substantial interest in any non-affiliated corporation or business of any sort, or through any personal relationship, for negotiating, procuring, recommending, or aiding in any purchase, sale or rental of property or any loan made by or to First Quadrant or for endeavoring so to do; nor shall he have any pecuniary or other personal interest, directly or indirectly, or through any other non-affiliated corporation or business or through any personal relationship, in or with respect to any such purchase, sale, rental or loan. Except as provided by law, the foregoing shall not prohibit any director from receiving his normal share of the usual commission earnings of a stock exchange or other brokerage firm of which he is a partner nor shall it prohibit First
     Quadrant from making payments to a director for services rendered to First Quadrant so long as such services are not in violation of any applicable law.

7. No limited partner or employee of the First Quadrant shall, without proper authority, give or release to anyone not employed by First Quadrant, or to another employee who has no need for the information, data or information of a confidential nature concerning First
     Quadrant.

                      FIRST QUADRANT, L.P.

        PROCEDURES REGARDING MATERIAL INSIDE INFORMATION
                       AND INSIDER TRADING
                               AND
                         Code of Ethics
                      Annual Certification



  In accordance with the requirements of the First Quadrant's
  Code of Ethics, I hereby certify the following:

       (a) I was in compliance with the requirements of the Code of Ethics for the year ended December 31, 1999; and

       (b) There is no interest, affiliation or activity, of any sort, on my part which conflicts or which I believe is likely to conflict with my official duties; and

       (c) That I will disclose any facts which may appear to present a possible conflict of interest under the Code of Ethics to the Management Committee so that a determination can be made as to whether a conflict of interest does exist and that I will take whatever action requested of me by the Management Committee to resolve any conflict of interest which it finds to exist.

  Additionally, I hereby certify that I have received, read and understand First Quadrant's Policy Statement and
  Procedures regarding Material Inside Information and Insider
  Trading and am in compliance with the requirements of the Policy Statement.



  Signed   ______________________________________
  Date ____________________


  Print Name _______________________________

                           APPENDIX E

                      FIRST QUADRANT, L.P.
             PERSONAL SECURITIES TRANSACTION REPORT
                    REVIEW CERTIFICATION FOR
         1st   2nd    3rd    4th    Quarter  of  20 ____


Name of Advisory Representative:
_________________________________________________________

Date of Review:__________________________

1.Duplicate   Broker's  Monthly  Statement  on  file.    Yes_____
  No_____N/A _____

  If not, for which transactions are the statements missing?

  ______________________________________________________________
  ___________________

2.Personal Securities Transaction Reports on file, whether or not transactions occurred in the quarter.

  Yes_____                    No_____

3.If   reports  are  missing,  list  actions  taken   to   obtain
  documents.  Date  _______________________

  Action     ____________________________________________________
  By Whom___________

4.Do any of the transactions reported appear to be a violation of the Policy Statement and Procedures of First Quadrant, L.P.
  Regarding Material Inside Information?

  Yes_____                    No_____       N/A _____

5.If there is an apparent violation, list actions taken to make such a determination.

  Date__________
  Action________________________________________________________

  ______________________________________________________________

  ______________________________________________________________

  ______________________________________________________________
  (Attach supporting documentation.)

6.Date results of determination sent to Senior Management and to whom. ______________________

I certify that for the calendar quarter referenced above, the Personal Securities Transaction Report, Broker's Monthly Statements and Personal Securities Trade Authorization Forms, if applicable, are on file and that no violation of the Policy Statement and Procedures of First Quadrant, L.P. Regarding Material Inside Information and Insider Trading has occurred, other than that identified in Item 5 above.

Date: ______________      By: ____________________________________
                               Chief Compliance Officer

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 14th day of November, 2000.

                              MANAGERS AMG FUNDS


                              BY:/s/John Kingston III
                                 ----------------------
                                 John Kingston, III
                                 Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                    Title                 Date
     ----------                   ------                -----

/s/Jack W. Aber
---------------
Jack W. Aber*                    Trustee             November 14, 2000

/s/William E. Chapman, II
-------------------------
William E. Chapman, II*          Trustee             November 14, 2000

/s/Sean M. Healey
-------------------
Sean M. Healey*                  Trustee             November 14, 2000

/s/Edward J. Kaier
-------------------
Edward J. Kaier*                 Trustee             November 14, 2000

/s/Eric Rakowski
----------------
Eric Rakowski*                   Trustee             November 14, 2000

/s/Peter M. Lebovitz
--------------------
Peter M. Lebovitz         President and Principal    November 14, 2000
                            Executive Officer

/s/Donald S. Rumery
--------------------
Donald S. Rumery          Treasurer, Principal       November 14, 2000
                          Financial Officer and
                      Principal Accounting Officer

/s/John Kingston, III
-----------------------
*By John Kingston, III pursuant to Power of Attorney filed herewith